Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2

ANNUAL REPORT/OCTOBER 31, 1995
Photographic image of man seated at breakfast table with wife standing behind him.

Photographic image of Nuveen Research Department. Four people around a table working.
Research: a foundation
Your financial plan is in place. You and your adviser have made asset allocation decisions. For the tax-free portion of your portfolio, you want dependable income, safety of principal, and diversification. Solid, reliable Nuveen research helps to keep your tax-free investments on the path you have chosen.

Paul Williams, Vice President and Manager of Investment Strategies and Research, emphasizes fundamental research as a strategy for finding value.

The strength of Nuveen's Research Department is illustrated by the numerous awards and press coverage we receive. Annual industry polls consistently recognize the quality and depth of Nuveen Research.
Photographic image of a grouping of awards/statuettes.
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. Sound research means finding quality bonds that deliver timely and dependable income over many decades. Beyond this, it means adding value by identifying bonds whose credit strengths are not yet understood by the market.

USING RESEARCH TO TRACK QUALITY AND VALUE
With tens of thousands of bonds available for investment today, the municipal market is one of the nation's largest--and most complex--securities markets. At the same time, the number of analysts devoted to researching the municipal market is comparatively small. While more than 12,000 analysts at nearly 2,000 firms and investment organizations research the 7,500 common stocks available in the equity market, approximately 1,000 analysts at 400 firms and rating agencies cover 60,000 municipal bond issues.
  Selecting those bonds that will outperform the market and help you achieve your investment goals depends upon an ability to analyze and understand complexities ranging from the demand for a new highway or airport to the impact of an industry closure on the financial position of a town's water and sewer system.
   At Nuveen, we can provide this depth because we have the largest research staff in the investment banking industry devoted exclusively to the analysis of municipal bonds. Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA.
  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets.
  The scope of this analysis is broad. We understand the beneficial insights that can be obtained by assessing the impact of local elections in small towns or gaining an understanding of the global wood pulp market to accurately evaluate a municipal issue in Alaska. Recently a financial adviser noticed a large number of clippings on salmon fishing on one Nuveen analyst's desk. The analyst explained that the articles provided information on salmon spawning, a conservation issue having a major impact on public hydroelectric projects in the Pacific Northwest. With the largest research staff in the industry, we can analyze subtle but essential details such as this--and apply our findings to enhance the performance of your portfolio.

BENEFITING OUR INVESTORS
The Nuveen Research Department supports the investment goals of fund investors through three major activities:

Primary research and surveillance
Every year, our research staff reviews thousands of tax-exempt issues valued at more than $100 billion to help our portfolio managers select the most appropriate bonds based on current yield, price, credit quality, and future prospects.
  A recent example of the way Nuveen Research benefits our shareholders was our successful investment in Philadelphia water and sewer bonds. When the city decided to issue bonds to fund badly needed capital improvements, the city's fiscal difficulties resulted in an issue that was priced below that of other cities for similar bonds, generating higher income. However, Nuveen's own research performed independently from the rating agencies indicated that the city water and sewer system was economically sound and that adequate legal safeguards would be in place to protect the investment. Following the completion of the improvements, the prices of these bonds resulted in a sizable portfolio gain to our shareholders.

Research reports
Just as you rely on your financial adviser for seasoned, prudent advice, financial advisers depend on Nuveen's research reports to keep current on market developments. Reports cover issues ranging from credit analysis of specific states to comprehensive examinations of tax-free investment strategies and the impact of national and state elections on municipal issues. (For a list of research reports currently available to you and your adviser, please refer to the attached reply card.)

Investor interests
We take our responsibility to our shareholders seriously by actively representing their interests before the industry and government groups that oversee and regulate the markets. We testified before a U.S. Senate subcommittee to support better disclosure of financial information by bond issuers. Our analysis of the effect of the Orange County bankruptcy on other California issuers helped a California Senate subcommittee understand the importance of fiscal conservatism and prudent policy decisions. By providing informed opinions backed by years of experience, we help to define and set policy that benefits you.
  At Nuveen, quality research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful investment program.

Nuveen's research reports are often used by the press as background when covering the municipal market in depth.
Photographic image of a grouping of research reports and newspapers.

Photographic image of man seated at breakfast table with wife standing behind him.
CONTENTS

6    Municipal market perspective
7    Dear shareholder
9    Answering your questions
14   Fund performance
17   Commonly used terms
19   Shareholder meeting report
20   Portfolio of investments
51   Statement of net assets
53   Statement of operations
55   Statement of changes in net assets
58   Notes to financial statements
70   Financial highlights
72   Report of independent auditors
73   Nuveen Exchange-Traded Funds dividend reinvestment program

Municipal market perspective
The start of 1995 brought with it a turnaround in the bond market, concluding one of the worst periods in recent bond market history. This rebound reflects a general consensus that inflation is under control following an unprecedented series of seven interest rate hikes by the Federal Reserve Board over a twelve-month period.

In early July, the Federal Reserve reacted to the slowing economy by making a much-anticipated move to ease short-term rates, the first such reduction in nearly three years. Further rate cuts remain a possibility, as the Fed keeps a close eye on the strength of the expanding economy and the outcome of Congressional efforts to balance the federal budget.

In the municipal bond market, prospects of another Fed easing helped municipals gain momentum toward year end, despite an exceptionally strong stock market and continued debate about potential tax reform legislation. Inflation for the year remained low, a benefit to bondholders.

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen.
"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."
Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put behind us 1994--a very volatile period in bond market history. This period serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals can minimize the impact of any short-term market volatility.
  Municipal bond funds continue to be an attractive way to invest for the long term, offering steady tax-free income and diversification across market sectors. Throughout the past year, we have kept our sights focused on successfully meeting these objectives, providing you with a solid source of current income, credit quality, and enhanced share price relative to the market as a whole.
  As of October 31, 1995, current yields on share prices for the funds covered in this report ranged from 6.31% to 6.76%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 9.86% on taxable alternatives of comparable quality. Without question, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets.
  Reflecting the rebound in the bond market, each of these funds reported gains in net asset value over October 31, 1994, as well as substantial increases in share price. The 12-month total returns on net asset value, reflecting share price gains plus reinvested dividend income, ranged from 16.43% to 26.20%, which translates to 20.49% to 30.14% on a taxable-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.

  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.
  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers about changes that may affect quality.
  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, as well as our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and ensure that products are selected to meet your needs. Our educational reports--covering issues such as credit analyses, tax-free investment strategies, and tax reform proposals--are available to both you and your adviser to keep you current on market developments.
  As you review the following pages detailing the solid performance of your funds, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of premium service, add up to a rewarding investment experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
December 15, 1995

Answering your questions
Photographic image of montage of letters received by Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, offers insights into value investing and the bond market recovery.

How has the recovery of the municipal bond market affected Nuveen funds?
In short, the market recovery has helped most Nuveen funds regain some of the share price they lost during 1994's market. To put this in perspective, the setback in the bond market last year--which goes on record as one of the most volatile periods in decades--was the first downturn experienced by many Nuveen exchange-traded fund investors, and some reacted by selling their shares. This, in turn, drove share prices down even further. Since the beginning of the recovery in early 1995, however, municipal bond prices have increased and most Nuveen funds have seen their prices rise 12% to 15%.
  Because of their capital structure, leveraged funds such as the ones covered in this report experienced greater price declines in 1994 than unleveraged funds, and they generally responded more quickly to the stabilizing interest rate environment with recovering prices.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

Why do these funds continue to trade at a discount despite the recovery?
To understand why this is happening, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value--or the sum of assets and liabilities--of the fund, and the share price, which reflects the market's assessment of the fund.
  As the market turned around in 1995, net asset values appreciated more quickly than share prices. This is typical of a market that sometimes takes a while to recognize underlying value balanced against the various factors that affect share price, such as interest rates, inflation forecasts, the relative strength of the stock market, or the legislative and tax outlook. The fact that gains in NAVs are currently outpacing the rate of change in share prices means that the market is lagging in recognizing the value currently offered by municipal bonds.
  Investors in the Nuveen national funds should be aware that the net asset values for these funds, as shown in this report, remain quite strong. For long-term investors, in fact, the current period may present a buying opportunity, as shares can be purchased at prices lower than their underlying value--and at a time when the bond market is strong.

What does Nuveen mean by "value investing"? Where are Nuveen analysts finding value today?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance. We emphasize securities that offer good intrinsic value but that are underpriced or undervalued by the market. Our value investing approach concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  As we search for value in the market today, our analysts continue to assess investment potential across the entire spectrum of geographical and sector opportunities. During 1995, we have seen many credit upgrades on portfolio holdings, meaning that our judgments about credit quality have been rewarded. We currently favor revenue bonds, which offer a dedicated revenue stream--such as tollways or recycling plants, over general obligation bonds, which rely on the taxing power of a state or municipality. One example of revenue bonds that have performed exceptionally well for us recently are those issued for the Denver International Airport.

What does Nuveen see as the impact of the flat tax proposals?
We have been closely monitoring the various flat tax proposals currently being debated in Congress and their implications for tax-free funds. Four major tax reform proposals are currently under discussion, all with the common goal of simplifying the federal tax code and increasing incentives for saving and investment. It is important to note that none of the proposals has gained a strong consensus and implementation of any measure that manages to pass both houses is at least two years away. We believe that some action on the tax reform front is likely, as the federal tax laws are constantly being reevaluated and revised, although changes of the magnitude outlined in current proposals are rare.
  As we look at the bond market today, we can see some evidence that the market is already compensating investors for the uncertainty of tax reform. Yields on municipal bonds are currently at a level equal to 90% or more of Treasury bond yields, a historically high level. These yields are comparable to taxable yields in the 10% range, providing good value that is tough to match.
  Once the tax issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. The importance of municipal bonds is enhanced by the integral role they play in maintaining our way of life in this country. Our cities, counties, and states will always have a need for financing to build and upgrade projects such as roads, hospitals, and water treatment systems. And municipal bonds will continue to be an essential way to match America's long-term needs for capital improvements with investors' long-term needs for secure income.
What is Nuveen's outlook as we head into 1996?
Inflation remains low and the economy seems to be expanding at a reasonable pace; and, while both of these factors can change and have an impact on the bond market, the current environment is favorable for bonds. While municipal supply is down from past years, demand from institutional investors such as insurance companies has been strong in 1995, contributing to the rebound in municipal prices. If we experience continued slow and steady economic growth, combined with low inflation and stable interest rates, that may attract greater numbers of individual investors as well.

NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
NQI
In keeping with the Fund's objective of providing attractive tax-free income, shareholders enjoyed
12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends    Supplemental Dividends      Capital Gains
11/94     $0.0845
12/94     $0.0845
1/95      $0.0845
2/95      $0.0845
3/95      $0.0845
4/95      $0.0845
5/95      $0.0845
6/95      $0.0845
7/95      $0.0845
8/95      $0.0845
9/95      $0.0845
10/95     $0.0845
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.76%
Taxable-equivalent yield                                 10.56%
Annual total return on NAV                               16.43%
Taxable-equivalent total return                          20.49%
Federal tax rate                                         36.00%
Share price                                             $15.00
NAV                                                     $15.79
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
NIO
In keeping with the Fund's objective of providing attractive tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends   Supplemental Dividends      Capital Gains
11/94     $0.0820
12/94     $0.0820
1/95      $0.0820
2/95      $0.0820
3/95      $0.0820
4/95      $0.0820
5/95      $0.0820
6/95      $0.0820
7/95      $0.0820
8/95      $0.0820
9/95      $0.0820
10/95     $0.0820
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.62%
Taxable-equivalent yield                                 10.34%
Annual total return on NAV                               18.74%
Taxable-equivalent total return                          22.81%
Federal tax rate                                         36.00%
Share price                                             $14.875
NAV                                                     $15.60
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
NIF
In keeping with the Fund's objective of providing attractive tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends   Supplemental Dividends      Capital Gains
11/94     $0.0780
12/94     $0.0780
1/95      $0.0780
2/95      $0.0780
3/95      $0.0780
4/95      $0.0780
5/95      $0.0780
6/95      $0.0780
7/95      $0.0780
8/95      $0.0780
9/95      $0.0780
10/95     $0.0780
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.46%
Taxable-equivalent yield                                 10.09%
Annual total return on NAV                               17.73%
Taxable-equivalent total return                          21.59%
Federal tax rate                                         36.00%
Share price                                             $14.50
NAV                                                     $15.53
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND, INC.
NPE
While the dividend income remained attractive compared with other funds, the dividend was reduced during the 12 months to more closely reflect the earnings of the bonds in the portfolio.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends   Supplemental Dividends      Capital Gains
11/94     $0.0730
12/94     $0.0730
1/95      $0.0730
2/95      $0.0700
3/95      $0.0700
4/95      $0.0700
5/95      $0.0700
6/95      $0.0700
7/95      $0.0700
8/95      $0.0670
9/95      $0.0670
10/95     $0.0670
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.31%
Taxable-equivalent yield                                  9.86%
Annual total return on NAV                               22.56%
Taxable-equivalent total return                          26.44%
Federal tax rate                                         36.00%
Share price                                             $12.75
NAV                                                     $14.47
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2
NPX
While the dividend income remained attractive compared with other funds, the dividend was reduced during the 12 months to more closely reflect the earnings of the bonds in the portfolio.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends   Supplemental Dividends      Capital Gains
11/94     $0.0645
12/94     $0.0645
1/95      $0.0645
2/95      $0.0615
3/95      $0.0615
4/95      $0.0615
5/95      $0.0615
6/95      $0.0615
7/95      $0.0615
8/95      $0.0615
9/95      $0.0615
10/95     $0.0615
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.49%
Taxable-equivalent yield                                 10.14%
Annual total return on NAV                               26.20%
Taxable-equivalent total return                          30.14%
Federal tax rate                                         36.00%
Share price                                             $11.375
NAV                                                     $13.03
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

Commonly used terms
Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, October 31, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36.0% for shareholders, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended October 31, 1995. Any future repur-chases will be reported to shareholders in the next annual or semiannual report.

SHAREHOLDER MEETING REPORT
On July 26, 1995, Nuveen Exchange-Traded Funds held an Annual Meeting of
Shareholders. At the meeting, shareholders voted to elect directors of the
Funds and to ratify selection of the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Richard J. Franke, Anne E.
Impellizzeri, and Peter R. Sawers.
                                                      NQI            NIO            NIF            NPE           NPX
Approval of the DIRECTORS
was reached as follows:
Lawrence H. Brown
   For                                            31,977,580     71,612,983     16,154,548     13,086,452    18,596,799
   Abstain                                           431,207        720,019        194,153        197,351       382,063
                                                  ----------     ----------     ----------     ----------    ----------
     Total                                        32,408,787     72,333,002     16,348,701     13,283,803    18,978,862
                                                  ==========     ==========     ==========     ==========    ==========
Richard J. Franke
   For                                            31,999,600     71,614,473     16,155,832     13,089,002    18,601,776
   Abstain                                           409,187        718,529        192,869        194,801       377,086
                                                  ----------     ----------     ----------     ----------    ----------
     Total                                        32,408,787     72,333,002     16,348,701     13,283,803    18,978,862
                                                  ==========     ==========     ==========     ==========    ==========
Anne E. Impellizzeri
   For                                            31,972,719     71,595,161     16,153,392     13,079,888    18,599,723
   Abstain                                           436,068        737,841        195,309        203,915       379,139
                                                  ----------     ----------     ----------     ----------    ----------
     Total                                        32,408,787     72,333,002     16,348,701     13,283,803    18,978,862
                                                  ==========     ==========     ==========     ==========    ==========
Peter R. Sawers
   For                                            31,995,042     71,600,331     16,154,094     13,079,772    18,598,692
   Abstain                                           413,745        732,671        194,607        204,031       380,170
                                                  ----------     ----------     ----------     ----------    ----------
     Total                                        32,408,787     72,333,002     16,348,701     13,283,803    18,978,862
                                                  ==========     ==========     ==========     ==========    ==========
Ratification of auditors
was reached as follows:
   For                                            31,880,367     71,095,637     16,081,109     13,048,229    18,620,024
   Against                                           106,126        343,169         72,737         46,549       103,865
   Abstain                                           422,294        894,196        194,855        189,025       254,973
                                                  ----------     ----------     ----------     ----------    ----------
     Total                                        32,408,787     72,333,002     16,348,701     13,283,803    18,978,862
                                                  ==========     ==========     ==========     ==========    ==========

PORTFOLIO OF INVESTMENTS
NUVEEN INSURED QUALITY MUNICIPAL FUND, INC. (NQI)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALABAMA - 1.8%
   $  6,000,000     Birmingham Special Care Facilities Financing Authority
                         (Baptist Health Systems, Inc.), 5.875%, 11/15/15                5/05 at 102            Aaa   $  6,044,820
      8,500,000     Birmingham Special Care Facilities Financing Authority
                         (Medical Center East), 7.250%, 7/01/15                          7/96 at 102            Aaa      8,838,215
                    ALASKA - 1.7%
        725,000     Alaska Housing Finance Corporation (GNMA/FNMA),
                         8.500%, 12/01/11                                               12/95 at 103            Aaa        748,860
      8,595,000     Alaska Housing Finance Corporation, Insured Mortgage
                         Program, 7.800%, 12/01/30                                      12/00 at 102             Aa      9,090,846
      5,000,000     Anchorage Electric System, Senior Lien, 7.125%, 6/01/06              6/99 at 102            Aaa      5,521,050
                    ARIZONA - 6.6%
      5,000,000     Phoenix Civic Improvement Corporation, Wastewater
                         System, 6.125%, 7/01/23 (Pre-refunded to 7/01/03)               7/03 at 102            AAA      5,558,150
     10,000,000     Pima County Industrial Development Authority
                         (Carondelet Health Services), 6.750%, 7/01/16                   7/01 at 102            Aaa     10,877,800
      4,760,000     Pima County Industrial Development Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         8.200%, 9/01/21                                                 3/99 at 103            Aaa      5,095,913
      6,250,000     Scottsdale Industrial Development Authority (Scottsdale
                         Memorial Hospital), 7.050%, 9/01/18                             9/98 at 101            Aaa      6,738,813
     10,000,000     Tucson Local Business Development Finance Corporation,
                         6.250%, 7/01/08                                                 7/02 at 102            Aaa     10,702,600
     15,250,000     Tucson Water System, 7.100%, 7/01/18 (Pre-refunded
                         to 7/01/01)                                                     7/01 at 102            Aaa     17,507,458
                    ARKANSAS - 2.4%
     10,250,000     Arkansas Development Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 6.700%, 7/01/27              7/05 at 102            AAA     10,635,503
                    Pope County Solid Waste Disposal (Arkansas Power and
                         Light Company), Alternative Minimum Tax:
      6,400,000          8.000%, 1/01/21                                                 1/01 at 102           Baa2      6,933,120
      2,250,000          8.000%, 1/01/21                                                 1/01 at 102            Aaa      2,584,755
                    CALIFORNIA - 4.1%
      5,500,000     California Statewide Communities Development
                         Authority (Salk Institute for Biological Study),
                         Certificates of Participation, 6.200%, 7/01/24                  7/04 at 102            AAA      5,635,245
     12,800,000     Los Angeles Community Redevelopment Agency
                         (Bunker Hill Project), 5.625%, 12/01/23                        12/03 at 102            Aaa     12,430,208
     10,000,000     Los Angeles County Metropolitan Transportation
                         Authority Sales Tax, 5.625%, 7/01/18                            7/03 at 102            Aaa      9,860,600
      6,910,000     Ontario Redevelopment Financing Authority,
                         5.850%, 8/01/22                                                 8/03 at 102            Aaa      7,031,616
                    COLORADO - 3.4%
                    Colorado Health Facilities Authority (PSL Healthcare
                         System):
      5,000,000          7.250%, 2/15/16                                                 2/01 at 102            Aaa      5,599,850
      4,500,000          6.250%, 2/15/21                                                 2/01 at 102            Aaa      4,817,700
      3,815,000     Adams County, Single Family Mortgage, 8.700%, 6/01/12                6/01 at 103            Aaa      4,249,910
      6,980,000     Arapahoe County, Capital Improvement Trust Fund,
                         6.150%, 8/31/26                                                 8/05 at 103            Aaa      7,246,357
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    COLORADO (CONTINUED)
   $     90,000     Arapahoe County, Single Family Mortgage (GNMA),
                         Alternative Minimum Tax, 8.200%, 8/01/14                        8/98 at 102            AAA   $     96,421
      3,540,000     Castle Pines Metropolitan District, General Obligation,
                         7.625%, 12/01/15                                               12/00 at 102            Aaa      4,059,955
        320,000     El Paso County, Single Family Mortgage, Alternative
                         Minimum Tax, 7.850%, 9/01/09                                    9/00 at 102            AAA        342,880
      1,955,000     Jefferson County, Single Family Mortgage,
                         8.875%, 10/01/13                                                4/01 at 103            Aaa      2,138,614
                    DISTRICT OF COLUMBIA - 2.1%
     15,450,000     District of Columbia General Obligation, 7.500%, 6/01/10
                         (Pre-refunded to 6/01/00)                                       6/00 at 102            Aaa     17,698,593
                    FLORIDA - 2.9%
                    Florida Housing Finance Agency, Single Family Mortgage,
                         Alternative Minimum Tax:
      1,695,000          6.550%, 7/01/17                                                 7/04 at 102            AAA      1,749,952
     12,130,000          6.650%, 7/01/26                                                 7/04 at 102            AAA     12,502,270
      5,560,000     Orange County Health Facilities Authority,
                         5.750%, 11/15/25                                               11/05 at 102            Aaa      5,516,576
      5,100,000     Pinellas County Health Facilities, 5.600%, 7/01/23                   7/03 at 102            Aaa      5,011,566
                    GEORGIA - 0.8%
      4,500,000     Georgia Residential Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 8.300%, 12/01/19            12/98 at 103             Aa      4,824,315
      1,500,000     Marietta Development Authority (Life College, Inc.),
                         7.250%, 12/01/19 (Pre-refunded to 12/01/99)                    12/99 at 102            AAA      1,694,070
                    ILLINOIS - 7.4%
      4,900,000     Illinois Development Finance Authority, Pollution
                         Control (Illinois Power Company), 5.700%, 2/01/24               2/04 at 102            Aaa      4,755,695
      9,500,000     Illinois Health Facilities Authority (The University of
                         Chicago Hospitals), 6.125%, 8/15/21                             8/04 at 102            Aaa      9,663,970
      8,400,000     Illinois State Toll Highway Authority, 5.750%, 1/01/17               1/03 at 102            Aaa      8,333,220
      5,000,000     Central Lake County Joint Action Water Agency,
                         7.000%, 5/01/20 (Pre-refunded to 5/01/01)                       5/01 at 102            Aaa      5,699,750
     10,000,000     Chicago General Obligation, 6.125%, 1/01/16                          7/05 at 102            Aaa     10,250,500
      6,000,000     Chicago O'Hare International Airport, 6.375%, 1/01/12                1/05 at 102            Aaa      6,394,440
                    Chicago Public Building Commission (Chicago Board
                         of Education):
      6,280,000          7.125%, 1/01/15                                                 1/00 at 102            Aaa      6,919,492
     10,325,000          5.750%, 12/01/18                                               12/03 at 102            Aaa     10,200,997
        565,000     Moline, Rock Island and Urbana (GNMA), Alternative
                         Minimum Tax, 8.050%, 8/01/23                                    8/00 at 102            Aaa        609,273
                    INDIANA - 5.5%
      3,285,000     Indiana Housing Finance Authority, Residential Mortgage,
                         Alternative Minimum Tax, 8.375%, 1/01/20                    1/99 at 102 1/2             Aa      3,518,498
      9,500,000     Indiana Housing Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 7.800%, 1/01/22              7/00 at 102            Aaa     10,145,050
      6,000,000     Jasper County Pollution Control (Northern Indiana Public
                         Service Company), 7.100%, 7/01/17                               7/01 at 102            Aaa      6,656,520
      9,500,000     Marion County Convention and Recreational Facilities
                         Authority, 7.000%, 6/01/21 (Pre-refunded to 6/01/01)            6/01 at 102            Aaa     10,844,250
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    INDIANA (CONTINUED)
   $  4,230,000     Rockport Pollution Control (Indiana Michigan Power
                         Company), 7.600%, 3/01/16                                       3/01 at 102            Aaa   $  4,843,562
     10,000,000     St. Joseph County Hospital Authority (Memorial Hospital
                         of South Bend), 7.000%, 8/15/20                                 8/01 at 102            Aaa     11,029,500
                    IOWA - 1.3%
      5,305,000     Dubuque County (Sisters of Mercy Health Corporation),
                         7.000%, 8/15/21                                                 8/01 at 102            Aaa      5,837,145
      5,070,000     Muscatine Electric System, 7.625%, 1/01/04                           1/96 at 102            Aaa      5,199,741
                    LOUISIANA - 4.2%
      3,115,000     Louisiana Housing Finance Agency (GNMA), Single
                         Family Mortgage, Alternative Minimum Tax,
                         8.300%, 11/01/20                                               11/98 at 102            Aaa      3,339,062
     10,095,000     Louisiana Stadium and Exposition District,
                         6.050%, 7/01/24                                                 7/05 at 102            Aaa     10,284,382
      4,325,000     Denham Springs-Livingston Housing Mortgage
                         Authority, Single Family Mortgage (GNMA/FNMA),
                         Alternative Minimum Tax, 6.875%, 2/01/28                        2/05 at 102            AAA      4,501,460
      3,830,000     Lafayette Public Trust Financing Authority, Single Family
                         Mortgage (GNMA/FNMA), Alternative Minimum Tax,
                         6.800%, 2/01/21                                                 2/05 at 102            AAA      3,994,728
     13,420,000     New Orleans General Obligation, 6.200%, 10/01/21                    10/05 at 101            Aaa     13,887,284
                    MAINE - 1.6%
     12,745,000     Maine Housing Authority, Mortgage Purchase,
                         7.400%, 11/15/22                                                5/01 at 102            Aaa     13,621,729
                    MASSACHUSETTS - 0.9%
      7,100,000     Massachusetts Housing Finance Agency, Single Family
                         Mortgage, 7.500%, 12/01/13                                      6/99 at 102            Aaa      7,615,744
                    MINNESOTA - 2.1%
     14,880,000     Minneapolis/St. Paul Housing Finance Board, Single
                         Family Mortgage, Alternative Minimum Tax,
                         8.300%, 8/01/21                                                 8/98 at 102            AAA     15,869,371
      1,885,000     St. Louis Park, Single Family Residential Mortgage
                         (GNMA), 7.250%, 4/20/23                                         4/01 at 102            Aaa      2,009,806
                    MISSISSIPPI - 1.8%
      7,635,000     Mississippi Housing Finance Corporation, Single Family
                         Mortgage (GNMA), Alternative Minimum Tax,
                         8.250%, 10/15/18                                               10/99 at 102            Aaa      8,176,780
                    Harrison County Wastewater Management District:
      2,545,000          8.500%, 2/01/13                                                No Opt. Call            Aaa      3,345,810
      2,715,000          7.750%, 2/01/14                                                No Opt. Call            Aaa      3,374,772
                    NEVADA - 2.0%
      3,270,000     Clarke County Industrial Development Authority
                         (Nevada Power Company Project), Alternative Minimum
                         Tax, 7.800%, 6/01/20                                            6/00 at 102            Aaa      3,670,673
     13,185,000     Washoe County (Washoe Medical Center),
                         6.000%, 6/01/19                                                 6/04 at 102            Aaa     13,312,763
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEW HAMPSHIRE - 0.7%
   $  5,990,000     New Hampshire Higher Educational and Health Facilities
                         Authority (Mary Hitchcock Memorial Hospital),
                         5.250%, 8/15/21                                                 8/03 at 102            Aaa   $  5,562,793
                    NEW JERSEY - 0.5%
      3,750,000     New Jersey Health Care Facilities Financing Authority
                         (Monmouth Medical Center), 6.250%, 7/01/24                      7/04 at 102            Aaa      3,902,138
                    NEW MEXICO - 2.6%
      3,850,000     New Mexico Mortgage Finance Authority, Multi-Family
                         Housing, 7.625%, 1/01/24                                        1/01 at 102            AAA      4,150,377
      5,000,000     Albuquerque Airport, Alternative Minimum Tax,
                         6.600%, 7/01/16                                                 7/00 at 105            Aaa      5,473,100
      6,000,000     Farmington Pollution Control (Southern California
                         Edison Company), 7.200%, 4/01/21                                4/01 at 102            Aa3      6,582,000
      5,750,000     Santa Fe, 6.300%, 6/01/24                                            6/04 at 100            Aaa      5,999,090
                    NEW YORK - 16.7%
      7,000,000     New York State Energy Research and Development
                         Authority, 6.100%, 8/15/20                                      7/05 at 102             A1      7,074,970
     12,860,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, Insured Mortgage
                         (Kingsbrook Jewish Medical Center), 7.600%, 2/15/29             2/99 at 102             Aa     14,158,088
     20,250,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center), 7.450%, 2/15/29
                         (Pre-refunded to 2/15/00)                                       2/00 at 102            Aaa     23,068,193
      5,000,000     New York State Medical Care Facilities Finance Agency
                         (Isabella Geriatric Center/Arden Hill), 5.900%, 8/15/33         8/03 at 102            Aaa      5,023,450
     12,000,000     New York State Medical Care Facilities Finance Agency,
                         New York Hospital (FHA-Insured Mortgage),
                         6.900%, 8/15/34                                                 2/05 at 102            Aaa     13,100,040
      5,000,000     New York State Mortgage Agency, Homeowner Mortgage,
                         Alternative Minimum Tax, 7.950%, 10/01/21                       2/01 at 102             Aa      5,366,100
                    New York City General Obligation:
      2,000,000          8.000%, 3/15/11                                             3/00 at 101 1/2            Aaa      2,272,660
      6,000,000          7.250%, 3/15/19                                             3/00 at 101 1/2            Aaa      6,632,460
     17,700,000     New York City Housing Development Corporation,
                         Multi-Unit Mortgage, 7.250%, 6/01/19                            6/01 at 102            Aaa     18,989,799
                    New York City Municipal Water Financing Authority:
     20,000,000          5.500%, 6/15/23                                                 6/05 at 101              A     18,901,600
     10,000,000          6.000%, 6/15/25                                                 6/05 at 101              A     10,020,700
     15,000,000     New York City Transit Authority, Transit Facilities
                         (Livingston Plaza Project), 7.500%, 1/01/20
                         (Pre-refunded to 1/01/00)                                       1/00 at 102            Aaa     17,156,250
                    NORTH DAKOTA - 1.1%
      9,000,000     Mercer County Pollution Control (Basin Electric Power
                         Coop), 6.050%, 1/01/19                                          6/05 at 102            Aaa      9,163,710
                    OKLAHOMA - 1.6%
      2,360,000     Oklahoma Housing Finance Agency, Single Family
                         Mortgage, 7.200%, 3/01/11                                       3/01 at 102            Aaa      2,534,121
      9,900,000     Pottawatomie County Development Authority (North
                         Deer Creek Reservoir Project), 7.375%, 7/01/26
                         (Pre-refunded to 7/01/00)                                       7/00 at 102            Aaa     11,309,166
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    PENNSYLVANIA - 5.4%
   $  8,685,000     Pennsylvania Higher Education Assistance Agency,
                         Student Loan, 6.800%, 12/01/00                                 No Opt. Call            Aaa   $  9,431,302
      7,000,000     Berks County Municipal Authority (Reading Hospital
                         and Medical Center), 6.100%, 10/01/23                          10/04 at 102            Aaa      7,113,890
      7,250,000     Lehigh County Industrial Development Authority,
                         6.150%, 8/01/29                                                 8/05 at 102            Aaa      7,466,340
     13,960,000     Philadelphia Water and Sewer System, 7.000%, 8/01/21
                         (Pre-refunded to 8/01/01)                                       8/01 at 102            Aaa     15,979,314
      5,000,000     Sayre Health Care Facilities Authority (Guthrie
                         Healthcare System), 7.100%, 3/01/17                             3/01 at 102            Aaa      5,546,450
                    RHODE ISLAND - 3.0%
     12,500,000     Rhode Island Depositors Economic Protection Corporation,
                         Special Obligation, 7.500%, 8/01/14 (Pre-refunded
                         to 8/01/01)                                                     8/01 at 102            Aaa     14,622,250
      5,050,000     Rhode Island Port Authority and Economic Development
                         Corporation, Airport System, Alternative Minimum
                         Tax, 6.625%, 7/01/24                                            7/04 at 102            Aaa      5,326,033
      5,000,000     Providence Public Building Authority, 7.250%, 12/15/10              12/00 at 102            Aaa      5,654,150
                    SOUTH CAROLINA - 0.4%
      3,700,000     South Carolina Public Service Authority, 7.750%, 7/01/15             1/96 at 102            Aaa      3,795,423
                    TENNESSEE - 1.5%
      7,680,000     Tennessee Housing Development Agency, Homeownership
                         Program, Alternative Minimum Tax, 8.125%, 7/01/21               7/98 at 103             A1      7,920,922
      5,170,000     Sullivan County Health, Educational and Housing
                         Facilities Board (Holston Valley Health Care, Inc.),
                         5.750%, 2/15/13                                                 2/03 at 102            Aaa      5,197,194
                    TEXAS - 9.0%
                    Texas Veterans' General Obligation:
      9,100,000          8.300%, 12/01/16 (Pre-refunded to 12/01/99)                    12/99 at 100            AAA     10,473,281
      5,900,000          8.300%, 12/01/16                                               12/95 at 102             Aa      6,050,332
      8,000,000     Abilene Health Facilities Development Corporation
                         (Hendrick Medical Center), 6.150%, 9/01/25                      9/05 at 102            Aaa      8,212,400
     16,115,000     Austin Combined Utility System, 5.875%, 5/15/21                      5/01 at 100            Aaa     16,129,504
      8,300,000     Bexar County Health Facilities Development Corporation
                         (Incarnate Word Health Services), 6.100%, 11/15/23 (WI)        11/05 at 102            Aaa      8,430,641
      4,695,000     Harris County Health Facilities Development Corporation
                         (Texas Medical Center), 7.375%, 5/15/20                         5/00 at 102            Aaa      5,255,347
                    Harris County Hospital District:
      3,000,000          7.500%, 2/15/03                                                No Opt. Call            Aaa      3,465,000
      5,000,000          7.400%, 2/15/10                                                No Opt. Call            Aaa      5,961,450
      4,100,000     Houston Airport System, Senior Lien, Alternative
                         Minimum Tax, 8.200%, 7/01/17                                7/98 at 102 1/2            Aaa      4,560,675
      7,325,000     Matagorda County Navigation District No. 1 (Houston
                         Lighting and Power Company), Alternative Minimum
                         Tax, 7.875%, 11/01/16                                          11/96 at 102            Aaa      7,714,250
                    UTAH - 0.8%
      6,000,000     Salt Lake City (IHC Hospitals), 8.000%, 5/15/07                      5/98 at 102             AA      6,609,540
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    VIRGINIA - 0.3%
   $  2,205,000     Chesapeake Hospital Authority (Chesapeake General
                         Hospital), 7.600%, 7/01/00                                     No Opt. Call            Aaa   $  2,419,171
                    WISCONSIN - 0.9%
      6,855,000     Wisconsin Health and Educational Facilities Authority
                         (Waukesha Memorial Hospital), 7.250%, 8/15/19                   8/00 at 102            Aaa      7,809,010
   $772,930,000     Total Investments - (cost $763,680,912) - 97.1%                                                    824,875,242
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 2.4%
   $    500,000     Birmingham Medical Clinic Board (University of
                         Alabama Health Services Foundation), Variable Rate
                         Demand Bonds, 4.100%, 12/01/26t                                                       A-1+        500,000
        500,000     California Health Facilities Financing Authority
                         (St. Joseph Health System), Series 1991B, Variable Rate
                         Demand Bonds, 3.800%, 7/01/09t                                                      VMIG-1        500,000
      1,600,000     California Health Facilities Financing Authority
                         (St. Francis Memorial Hospital), Series 1993B, Variable
                         Rate Demand Bonds, 3.850%, 11/01/19t                                                   P-1      1,600,000
      1,000,000     Chicago O'Hare International Airport (American Airlines),
                         Variable Rate Demand Bonds, 4.000%, 12/01/17t                                          P-1      1,000,000
      1,000,000     Jackson County Pollution Control Refunding (Chevron
                         USA Inc., Series 1993), Variable Rate Demand Bonds,
                         3.900%, 6/01/23t                                                                       P-1      1,000,000
      5,000,000     New York City Municipal Finance Authority, Water and
                         Sewer System, Series A, Variable Rate Demand Bonds,
                         4.000%, 6/15/25t                                                                    VMIG-1      5,000,000
      3,300,000     North Carolina Medical Care Commission, Hospital
                         Pooled Financing (Duke University Hospital), Variable
                         Rate Demand Bonds, 3.950%, 10/01/20t                                                VMIG-1      3,300,000
      1,300,000     Santa Ana Health Facilities Authority (Town & Country),
                         Variable Rate Demand Bonds, 3.700%, 10/01/20t                                          A-1      1,300,000
      6,200,000     University of Florida Stadium, Capital Improvement,
                         Variable Rate Demand Bonds, 4.000%, 2/01/20t                                        VMIG-1      6,200,000
   $ 20,400,000     Total Temporary Investments - 2.4%                                                                  20,400,000
   ============
                    Other Assets Less Liabilities - 0.5%                                                                 4,307,768
                    Net Assets - 100%                                                                                 $849,583,010
                                                                                                                      ============

                                                                          NUMBER      MARKET                 MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          96           $717,824,211            87%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           8             56,199,719             7
PORTFOLIO OF                                    A+                            A1           2             14,995,892             2
INVESTMENTS                                  A, A-                     A, A2, A3           2             28,922,300             3
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           1              6,933,120             1
TEMPORARY
INVESTMENTS):
TOTAL                                                                                    109           $824,875,242           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
(WI) Security purchased on a when-issued basis (note 1).
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC. (NIO)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALABAMA - 1.9%
 $    2,970,000     Alabama Housing Finance Authority, Single Family
                         Mortgage (GNMA), Alternative Minimum Tax,
                         7.900%, 10/01/22                                               10/00 at 102            AAA $    3,193,522
      3,850,000     Alabama Housing Finance Authority (GNMA),
                         6.500%, 7/20/30                                                 7/05 at 103            Aaa      3,939,936
     11,000,000     Birmingham Special Care Facilities Financing Authority
                         (Baptist Health Systems, Inc.), 5.875%, 11/15/20                5/05 at 102            Aaa     11,036,190
      3,745,000     Demopolis General Obligation, 6.900%, 6/01/16
                         (Pre-refunded to 6/01/01)                                       6/01 at 102            Aaa      4,256,604
      8,000,000     Houston County Health Care Authority (Southeast
                         Alabama Medical Center), 7.250%, 10/01/19
                         (Pre-refunded to 10/01/99)                                     10/99 at 102            Aaa      9,002,160
      4,250,000     Shelby County General Obligation, 5.875%, 2/01/17                    2/05 at 102            Aaa      4,273,885
                    ALASKA - 0.9%
      4,000,000     Alaska Energy Authority (Bradley Lake Hydroelectric
                         Project), 7.250%, 7/01/21                                       7/00 at 102            Aaa      4,470,040
        230,000     Alaska Housing Finance Corporation (GNMA and
                         FNMA), 8.500%, 12/01/11                                        12/95 at 103            Aaa        237,569
                    Alaska Housing Finance Corporation, Insured Mortgage
                         Program:
      4,250,000          7.750%, 12/01/14                                               12/00 at 102             Aa      4,547,458
      7,535,000          7.800%, 12/01/30                                               12/00 at 102             Aa      7,969,694
                    ARIZONA - 0.9%
     15,000,000     Pima County Industrial Development Authority (Tucson
                         Electric), 7.250%, 7/15/10                                      1/02 at 103            Aaa     16,798,050
                    ARKANSAS - 0.9%
     16,090,000     Arkansas Development Finance Authority, Single Family
                         Mortgage (GNMA), Alternative Minimum Tax,
                         7.400%, 9/01/23                                                 9/01 at 102            AAA     17,221,932
                    CALIFORNIA - 8.0%
                    California Health Facilities Financing Authority
                         (Catholic Healthcare West):
      9,000,000          6.500%, 7/01/16 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa     10,098,090
     14,000,000          6.650%, 7/01/21 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa     15,812,580
      1,880,000     California Housing Finance Agency, Home Mortgage,
                         Alternative Minimum Tax, 7.450%, 8/01/11                        8/01 at 102             Aa      1,974,301
      6,135,000     California Housing Finance Agency, 6.250%, 8/01/25                   8/04 at 102            Aaa      6,249,663
      3,100,000     Campbell Union School District, General Obligation,
                         6.250%, 8/01/19                                                 8/04 at 102            Aaa      3,226,449
      8,200,000     Castaic Lake Water Agency, Certificates of Participation,
                         6.300%, 8/01/20                                                 8/04 at 102            Aaa      8,573,756
      5,000,000     East Bay Municipal Utility District, 5.000%, 6/01/21                 6/03 at 102            Aaa      4,547,150
      5,500,000     Fallbrook Union High School District, General
                         Obligation, 6.250%, 9/01/19                                     9/04 at 102            Aaa      5,712,190
      6,530,000     LaQuinta Financing Authority (City Hall Project),
                         6.650%, 10/01/18                                               10/00 at 102            Aaa      6,953,666
     16,765,000     Los Angeles Department of Water and Power, Electric
                         Plant, 5.375%, 9/01/23                                          9/03 at 102            Aaa     15,974,027
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    CALIFORNIA (CONTINUED)
 $   11,200,000     Los Angeles Wastewater System, 4.700%, 11/01/19                     11/03 at 102            Aaa $    9,646,896
     10,660,000     Los Angeles County Metropolitan Transportation
                         Authority, Sales Tax, 5.625%, 7/01/18                           7/03 at 102            Aaa     10,511,400
      9,000,000     Orange County Recovery, 5.750%, 6/01/15                              6/05 at 102            Aaa      8,921,250
      4,745,000     Palm Desert Financing Authority, 5.850%, 4/01/25                     4/05 at 102            Aaa      4,746,661
      9,500,000     Sacramento Municipal Utility District, 5.250%, 11/15/20             11/03 at 102            Aaa      8,915,370
      6,500,000     Salinas (GNMA) (Villa Sierra), 6.600%, 7/20/30                       7/04 at 102            AAA      6,710,860
     11,000,000     Santa Ana Financing Authority, 6.250%, 7/01/24                      No Opt. Call            Aaa     11,971,960
      5,500,000     Santa Clara Financing Authority, 6.750%, 11/15/20                   11/04 at 102            Aaa      5,996,100
                    COLORADO - 0.8%
     14,150,000     Denver Board of Water Commissioners, Certificates of
                         Participation, 6.625%, 11/15/11                                11/01 at 101            Aaa     15,290,773
                    CONNECTICUT - 0.2%
      2,500,000     Connecticut Health and Educational Facilities Authority
                         (Choate Rosemary Hall), 7.000%, 7/01/25                         7/04 at 101            Aaa      2,786,700
                    DISTRICT OF COLUMBIA - 2.5%
     19,355,000     District of Columbia, General Obligation,
                         7.500%, 6/01/09 (Pre-refunded to 6/01/99)                       6/99 at 102            Aaa     21,778,052
      3,000,000     District of Columbia (National Rehabilitation Hospital),
                         7.100%, 11/01/11                                               11/99 at 102            Aaa      3,331,110
      6,000,000     District of Columbia (Children's Hospital),
                         6.250%, 7/15/19                                                 7/02 at 102            Aaa      6,093,780
                    District of Columbia Housing Finance Agency, Single
                         Family Mortgage, Alternative Minimum Tax:
      4,950,000          7.850%, 12/01/22                                                6/00 at 102            AAA      5,262,395
      4,820,000          7.100%, 12/01/24                                               12/01 at 102            AAA      5,067,218
      5,000,000     District of Columbia (American College of
                         Obstetricians and Gynecologists), 6.500%, 8/15/18               8/01 at 102            Aaa      5,217,900
                    FLORIDA - 3.0%
     16,135,000     Florida Housing Finance Agency, Home Ownership,
                         8.595%, 11/01/17                                               No Opt. Call            AAA     17,768,669
      6,045,000     Florida Housing Finance Agency, Single Family Mortgage
                         (GNMA), 7.100%, 1/01/17                                         3/97 at 103            AAA      6,319,080
     10,000,000     Altamonte Springs Health Facilities Authority (Adventist
                         Health System/Sunbelt), 5.375%, 11/15/23                       11/03 at 102            Aaa      9,500,600
      7,000,000     Broward County Certificates of Participation,
                         5.500%, 6/01/13                                                 6/04 at 102            Aaa      6,995,730
      4,500,000     Dade County Housing Finance Authority, Single Family
                         Mortgage, 6.950%, 12/15/12                                     12/01 at 102            Aaa      4,819,275
     10,000,000     Escambia County Housing Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         6.950%, 10/01/27                                                4/05 at 102            Aaa     10,556,200
                    GEORGIA - 0.8%
      8,315,000     Fulton-DeKalb Hospital Authority, 6.900%, 1/01/15
                         (Pre-refunded to 1/01/01)                                       1/01 at 102            Aaa      9,386,138
      5,000,000     Gainesville and Hall County Hospital Authority
                         (Northeast Georgia Healthcare Project),
                         6.000%, 10/01/20                                               10/05 at 102            Aaa      5,052,700
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    HAWAII - 0.7%
 $   13,500,000     Hawaii Housing Finance and Development Corporation,
                         5.900%, 7/01/27                                                 7/04 at 102            Aaa $   13,441,140
                    IDAHO - 0.6%
      3,010,000     Idaho Housing Agency, Single Family Mortgage,
                         6.750%, 7/01/22                                                No Opt. Call             Aa      3,408,735
                    Idaho Housing Agency, Single Family Mortgage,
                         Alternative Minimum Tax:
      2,900,000          6.900%, 7/01/26                                                No Opt. Call             Aa      3,138,786
      4,365,000          6.600%, 7/01/27                                                 1/05 at 102            Aaa      4,461,336
                    ILLINOIS - 10.9%
      5,000,000     Illinois Civic Center, 7.000%, 12/15/10                             12/00 at 102            Aaa      5,590,500
     20,000,000     Illinois Health Facilities Authority (Brokaw-Mennonite
                         Association-Bromenn Health), 6.250%, 8/15/18                    8/02 at 102            Aaa     20,465,600
      9,000,000     Illinois Health Facilities Authority, 6.250%, 8/15/15                8/04 at 102            Aaa      9,309,510
     15,000,000     Illinois Health Facilities Authority (Northwestern
                         Memorial Hospital), 6.000%, 8/15/24                             8/04 at 102             Aa     14,896,650
      3,500,000     Illinois Health Facilities Authority (Alexian Brothers
                         Medical Center), 7.125%, 1/01/21                                1/01 at 102            Aaa      3,842,650
      2,500,000     Illinois Health Facilities Authority (Memorial Medical
                         Center System), 7.100%, 10/01/21                               10/01 at 102            Aaa      2,732,500
      4,115,000     Illinois Housing Development Authority, Residential
                         Mortgage, Alternative Minimum Tax, 7.400%, 2/01/20              8/99 at 102             Aa      4,265,815
                    Illinois State Department of Central Management
                         Services (Illinois Student Assistance Commission):
      2,965,000          6.875%, 7/01/07                                                 7/02 at 102            Aaa      3,284,508
      6,085,000          6.950%, 7/01/13                                                 7/02 at 102            Aaa      6,650,662
      2,900,000     Alton (Christian Health), 7.200%, 2/15/21
                         (Pre-refunded to 2/15/01)                                       2/01 at 102            Aaa      3,320,819
      6,515,000     Berwyn (MacNeal Memorial Hospital), 7.000%, 6/01/15                  6/01 at 102            Aaa      7,146,173
      4,055,000     Central Lake County Joint Action Water Agency, General
                         Obligation, 6.000%, 2/01/19                                     2/03 at 102             Aa      4,081,722
     10,000,000     Chicago General Obligation (Central Public Library
                         Project), 6.850%, 1/01/17 (Pre-refunded to 7/01/02)         7/02 at 101 1/2            Aaa     11,432,600
      9,425,000     Chicago General Obligation, 5.500%, 1/01/24                          1/04 at 102            Aaa      9,116,520
      5,750,000     Chicago Motor Fuel Tax, 6.500%, 1/01/16 (Pre-refunded
                         to 1/01/01)                                                     1/01 at 100            Aaa      6,293,835
                    Cook County General Obligation:
     18,430,000          6.750%, 11/01/18 (Pre-refunded to 11/01/01)                    11/01 at 102            Aaa     20,944,774
     26,475,000          6.250%, 11/01/21                                               11/01 at 102            Aaa     27,203,327
      6,370,000     Decatur (Decatur Memorial Hospital), 7.750%, 10/01/21               10/01 at 102            Aaa      7,262,564
                    Eastern Illinois University, Auxiliary Facilities System:
     12,355,000          0.000%, 10/01/09                                           10/04 at 74 3/32            Aaa      5,141,533
     16,470,000          0.000%, 4/01/16                                            10/04 at 47 3/32            Aaa      4,148,299
      4,560,000     Macon County (Millikin University), 6.250%, 10/01/16                10/05 at 100            Aaa      4,725,026
      7,000,000     Northern Cook County Solid Waste Agency,
                         6.250%, 5/01/15                                                 5/02 at 101            Aaa      7,201,950
                    Regional Transportation Authority:
      5,000,000          6.250%, 6/01/24                                                 6/04 at 102            Aaa      5,161,850
      5,000,000          6.750%, 6/01/25                                                 6/04 at 102            Aaa      5,433,500
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    INDIANA - 4.0%
 $    2,600,000     Indiana Health Facilities Financing Authority
                         (Community Hospitals of Indiana), 7.000%, 7/01/21               7/01 at 102            Aaa $    2,863,770
        825,000     Indiana Housing Finance Authority, Alternative
                         Minimum Tax, 7.800%, 1/01/22                                    7/00 at 102            Aaa        878,336
      2,215,000     Indiana Housing Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 7.800%, 1/01/22              7/00 at 102            Aaa      2,351,776
      7,000,000     Fort Wayne Hospital Authority (Parkview Memorial
                         Hospital), 6.400%, 11/15/22                                    11/02 at 102             A1      7,110,040
     12,250,000     Lawrenceburg Pollution Control (Indiana Michigan Power
                         Company), 7.000%, 4/01/15                                       4/02 at 102            Aaa     13,633,270
     12,950,000     Marion County Convention and Recreational Facilities
                         Authority, 7.000%, 6/01/21 (Pre-refunded to 6/01/01)            6/01 at 102            Aaa     14,782,425
      9,545,000     New Prairie School Building Corporation, 7.200%, 7/15/21             7/04 at 102            Aaa     10,755,879
      5,000,000     Penn High School Building Corporation, 6.125%, 1/15/16               7/05 at 101            Aaa      5,151,200
     14,000,000     St. Joseph County Hospital Authority (Holy Cross
                         Health System), 7.000%, 12/01/12                               12/01 at 102            Aaa     15,445,920
                    IOWA - 1.4%
      5,000,000     Davenport (Mercy Hospital), 6.250%, 7/01/22                          7/02 at 102            Aaa      5,163,100
     11,400,000     Davenport (St. Luke's Hospital), 7.400%, 7/01/20                     7/00 at 102            Aaa     12,789,888
      7,000,000     Polk County, Insured Health Facilities (Mercy Health
                         Center of Central Iowa), 6.750%, 11/01/15                      11/01 at 101            Aaa      7,520,380
                    KANSAS - 0.2%
      3,035,000     Sedgwick County and Shawnee County (GNMA),
                         7.300%, 12/01/12                                                6/01 at 103            Aaa      3,277,557
                    KENTUCKY - 1.2%
     10,000,000     Danville Multi-City Lease (Louisville and Jefferson
                         County Metropolitan Sewer), 6.800%, 3/01/19
                         (Pre-refunded to 3/01/02)                                       3/02 at 102            Aaa     11,387,500
     53,000,000     Jefferson County Capital Projects Corporation,
                         0.000%, 8/15/19 (Pre-refunded to 2/15/01)                  2/01 at 24 11/16            Aaa     10,260,800
                    LOUISIANA - 2.3%
     15,650,000     Louisiana Public Facilities Authority (Southern Baptist
                         Hospital), 6.800%, 5/15/12 (Pre-refunded to 5/15/02)            5/02 at 102            Aaa     17,874,335
      5,340,000     New Orleans Public Improvement, 7.000%, 9/01/19
                         (Pre-refunded to 9/01/02)                                       9/02 at 100            Aaa      6,107,305
     11,180,000     Orleans Parish School Board, 6.625%, 2/01/02                        12/95 at 100            Aaa     11,205,490
      3,000,000     St. Charles Parish Pollution Control (Louisiana Power
                         and Light Company), Alternative Minimum Tax,
                         7.500%, 6/01/21                                                 6/01 at 102            Aaa      3,376,290
      3,500,000     Tangipahoa Parish Hospital, Service District No. 1,
                         6.250%, 2/01/24                                                 2/04 at 102            Aaa      3,596,880
                    MAINE - 1.1%
                    Maine Health and Higher Educational Facilities Authority:
     10,500,000          6.375%, 7/01/21                                                 7/01 at 102            Aaa     10,767,225
      9,240,000          5.500%, 7/01/23                                                 7/04 at 102            Aaa      8,877,977
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MASSACHUSETTS - 5.5%
 $    2,000,000     Massachusetts College Building Authority,
                         7.250%, 5/01/16 (Pre-refunded to 5/01/96)                       5/96 at 102            Aaa $    2,073,920
      5,000,000     Massachusetts General Obligation, 6.000%, 7/01/12                    7/01 at 100              A      5,055,650
      3,800,000     Massachusetts Health and Educational Facilities Authority
                         (Salem Hospital), 7.250%, 7/01/09
                         (Pre-refunded to 7/01/97)                                       7/97 at 100            Aaa      3,974,078
      6,000,000     Massachusetts Health and Educational Facilities Authority
                         (Brigham and Women's Hospital),
                         6.750%, 7/01/24                                                 7/01 at 102            Aaa      6,459,240
      5,050,000     Massachusetts Health and Educational Facilities Authority
                         (Fallon Health Care), 6.750%, 6/01/20                           6/01 at 102            Aaa      5,433,093
     10,500,000     Massachusetts Health and Educational Facilities Authority
                         (New England Medical Center), 6.625%, 7/01/25                   7/02 at 102            Aaa     11,256,105
      5,850,000     Massachusetts Health and Educational Facilities Authority
                         (South Shore Hospital), 6.500%, 7/01/22                         7/02 at 102            Aaa      6,221,475
      8,400,000     Massachusetts Health and Educational Facilities Authority
                         (Berkshire Health System), 6.000%, 10/01/13                    10/05 at 102            Aaa      8,589,756
                    Massachusetts Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax:
      9,240,000          7.750%, 12/01/20                                                6/99 at 102             Aa      9,834,502
     14,365,000          7.150%, 12/01/24                                                6/01 at 102             Aa     15,179,639
     21,785,000     Massachusetts Housing Finance Authority, Insured Rental
                         Housing, Alternative Minimum Tax, 6.650%, 7/01/19               7/04 at 102            Aaa     22,573,835
      5,000,000     Massachusetts Housing Finance Authority,
                         6.100%, 12/01/16                                               12/05 at 102            Aaa      5,033,700
                    MICHIGAN - 5.0%
      8,860,000     Michigan Housing Development Authority, Rental
                         Housing, Alternative Minimum Tax, 7.150%, 4/01/10               1/02 at 102             A+      9,391,954
     11,000,000     Michigan State Hospital Finance Authority (Sisters of
                         Mercy health Corporation), 5.250%, 8/15/21                      8/03 at 102            Aaa     10,215,480
     15,000,000     Michigan Strategic Fund (The Detroit Edison Company),
                         6.875%, 12/01/21                                               12/01 at 102            Aaa     16,419,900
     12,250,000     Detroit Economic Development Corporation, Resource
                         Recovery, Alternative Minimum Tax, 6.875%, 5/01/09              5/01 at 102            Aaa     13,353,113
     20,300,000     Detroit Sewage Disposal System, 6.625%, 7/01/21                      7/01 at 102            Aaa     21,782,915
      8,000,000     Gaylord Community Schools General Obligation,
                         0.000%, 5/01/21 (Pre-refunded to 5/01/07)                    5/07 at 37 3/4            Aaa      1,645,440
      8,500,000     Jackson County Hospital Finance Authority (W. A. Foote
                         Memorial Hospital), 5.250%, 6/01/23                             6/03 at 102            Aaa      7,876,525
     27,000,000     Okemos Public Schools, General Obligation, Unlimited
                         Tax, 0.000%, 5/01/21 (Pre-refunded to 5/01/06)             5/06 at 34 17/32            Aaa      5,418,090
      5,590,000     Western Township Utilities Authority, Sewage Disposal
                         System, 6.500%, 1/01/19                                         1/02 at 100            Aaa      5,841,382
                    MINNESOTA - 0.7%
                    Minnesota Housing Finance Agency, Single Family,
                         Alternative Minimum Tax:
      5,000,000          6.850%, 1/01/24                                                 7/02 at 102             Aa      5,187,700
      7,420,000          6.700%, 7/01/26                                                 1/04 at 102            AA+      7,650,762
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MISSOURI - 0.6%
 $    5,945,000     Missouri Housing Development Commission, Single
                         Family Mortgage (GNMA), 6.900%, 7/01/18                         1/02 at 102            AAA $    6,293,674
      4,450,000     Missouri Housing Development Commission, Single
                         Family Mortgage, Alternative Minimum Tax,
                         7.900%, 2/01/21                                                 2/99 at 102            AAA      4,732,442
                    MONTANA - 1.5%
     26,000,000     Forsyth Pollution Control (Puget Sound Power and Light
                         Company), 6.800%, 3/01/22                                       3/02 at 102            Aaa     28,102,360
                    NEBRASKA - 0.2%
      3,625,000     Nebraska Investment Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 8.125%, 8/15/38              8/98 at 102            Aaa      3,847,466
                    NEVADA - 3.3%
      5,725,000     Nevada Housing Division, 6.700%, 10/01/17                            4/04 at 102             Aa      5,977,587
      4,415,000     Nevada Housing Division, Alternative Minimum Tax,
                         6.950%, 10/01/26                                                4/04 at 102             Aa      4,607,450
     29,775,000     Clarke County Industrial Development Authority
                         (Nevada Power Company Project), Alternative Minimum
                         Tax, 7.800%, 6/01/20                                            6/00 at 102            Aaa     33,423,331
     11,000,000     Clark County Passenger Facility (Las Vegas-McCarran
                         International Airport), 6.000%, 7/01/22                         7/02 at 102            Aaa     11,076,450
      5,250,000     Henderson (Catholic Healthcare West), 7.000%, 7/01/20
                         (Pre-refunded to 7/01/99)                                       7/99 at 102            Aaa      5,830,703
                    NEW HAMPSHIRE - 0.3%
      4,950,000     New Hampshire Higher Educational and Health Facilities
                         Authority (Lakes Region Hospital Association),
                         5.750%, 1/01/11                                                 1/03 at 102            Aaa      5,005,787
                    NEW JERSEY - 0.5%
      3,935,000     New Jersey Turnpike Authority, 10.375%, 1/01/03                     No Opt. Call            AAA      4,798,654
      5,000,000     Mercer County Improvement Authority, Solid Waste,
                         Alternative Minimum Tax, 6.700%, 4/01/13                        4/02 at 102            Aaa      5,256,950
                    NEW YORK - 3.7%
                    New York State Energy Research and Development
                         Authority (Consolidated Edison of New York),
                         Alternative Minimum Tax:
     18,220,000          7.250%, 11/01/24                                               11/98 at 101            Aaa     19,736,268
      7,000,000          7.500%, 7/01/25                                                 7/99 at 101            Aaa      7,707,770
      3,000,000     New York State Mortgage Agency, Homeowner Mortgage,
                         Alternative Minimum Tax, 7.800%, 10/01/20                      10/99 at 102             Aa      3,209,490
      8,265,000     New York City General Obligation, 6.250%, 8/01/10
                         (Pre-refunded to 8/01/02)                                   8/02 at 101 1/2            Aaa      9,210,516
      1,500,000     New York City Municipal Water Finance Authority,
                          Water and Sewer System, 7.375%, 6/15/14
                         (Pre-refunded to 6/15/01)                                   6/01 at 101 1/2            Aaa      1,740,900
                    Dormitory Authority of the State of New York (City
                         University):
      3,000,000          6.250%, 7/01/19                                                 7/04 at 100            Aaa      3,116,520
      6,400,000          6.750%, 7/01/24                                                 7/04 at 102            Aaa      7,041,344
     15,600,000     Port Authority of New York and New Jersey, Alternative
                         Minimum Tax, 6.650%, 1/15/23                                    1/05 at 101            Aaa     16,643,172
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NORTH CAROLINA - 2.8%
 $   45,000,000     Charlotte Convention Facility, Certificates of Participation,
                         6.750%, 12/01/21 (Pre-refunded to 12/01/01)                    12/01 at 102            Aaa $   51,382,800
                    OHIO - 3.1%
     13,750,000     Ohio Air Quality Development Authority (JMG Funding
                         Limited Partnership Project), Alternative Minimum
                         Tax, 6.375%, 1/01/29                                           10/04 at 102            Aaa     14,478,750
                    Ohio Air Quality Development Authority (JMG Funding
                         Limited Partnership Project), Alternative Minimum Tax:
     10,000,000          6.625%, 3/01/26                                                 3/05 at 102            AAA     10,283,800
      8,000,000          6.375%, 4/01/29                                                10/04 at 102            Aaa      8,424,000
     12,550,000     Cleveland Waterworks, 6.500%, 1/01/21 (Pre-refunded
                         to 1/01/02)                                                     1/02 at 102            Aaa     14,056,753
      9,000,000     Lucas County (St. Vincent Medical Center),
                         6.625%, 8/15/22 (Pre-refunded to 8/15/02)                       8/02 at 102            Aaa     10,054,980
                    OKLAHOMA - 3.1%
      1,180,000     Oklahoma Housing Finance Agency, Single Family
                         Mortgage, 7.150%, 3/01/07                                       3/01 at 102            Aaa      1,266,069
     46,430,000     Oklahoma Housing Finance Agency, Single Family
                         Mortgage (GNMA), Alternative Minimum Tax:
                         7.997%, 8/01/18                                                No Opt. Call            AAA     50,588,303
      3,360,000     Norman Regional Hospital Authority, 6.900%, 9/01/21                  9/01 at 102            Aaa      3,655,613
      1,605,000     Tulsa County Home Finance Authority (GNMA),
                         Alternative Minimum Tax, 7.100%, 6/01/22                       12/01 at 102            AAA      1,699,823
                    OREGON - 0.3%
      5,500,000     Oregon State Housing and Community Services
                         Department, Single Family Mortgage, Alternative
                         Minimum Tax, 6.450%, 7/01/26                                    7/05 at 102             Aa      5,594,105
                    PENNSYLVANIA - 5.7%
      8,200,000     Pennsylvania Higher Educational Facilities Authority
                         (Temple University), 5.750%, 4/01/31                            4/01 at 100            Aaa      8,059,534
      7,000,000     Commonwealth of Pennsylvania (Harristown Development
                         Corporation), Certificates of Participation,
                         6.250%, 5/01/16                                                11/01 at 102            Aaa      7,265,090
     14,700,000     Allegheny County (Greater Pittsburgh International
                         Airport), Alternative Minimum Tax, 6.625%, 1/01/22              1/02 at 102            Aaa     15,395,751
      7,000,000     Beaver County Industrial Development Authority,
                         Pollution Control (Penn Power-Mansfield Project),
                         7.150%, 9/01/21                                                 9/01 at 102            Aaa      7,806,750
     24,800,000     Butler County Hospital Authority (North Hills Passavant
                         Hospital), 7.000%, 6/01/22                                      6/01 at 102            Aaa     27,405,488
                    Delaware County Industrial Development Authority
                         (Philadelphia Electric Project):
      5,000,000          7.375%, 4/01/21                                                 4/01 at 102           Baa1      5,388,600
      5,000,000          7.375%, 4/01/21                                                 4/01 at 102            Aaa      5,650,200
     10,000,000     Harrisburg Authority, 6.625%, 6/01/13                                6/01 at 101            Aaa     10,996,900
      7,120,000     Lehigh County General Purpose Authority (Lehigh Valley
                         Hospital), 6.250%, 7/01/22                                      7/04 at 102            Aaa      7,385,861
      8,950,000     Montgomery County Industrial Development Authority,
                         Pollution Control (Philadelphia Electric Company),
                         6.625%, 6/01/22                                                 6/02 at 102            Aaa      9,520,831
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    RHODE ISLAND - 4.1%
                    Rhode Island Depositors Economic Protection
                         Corporation, Special Obligation:
 $    5,140,000          7.100%, 8/01/18 (Pre-refunded to 8/01/01)                       8/01 at 102            Aaa $    5,909,355
     20,475,000          5.250%, 8/01/21                                                 8/03 at 100            Aaa     18,887,164
      6,000,000     Rhode Island Port Authority and Economic Development
                         Corporation, Airport System, Alternative Minimum
                         Tax, 5.250%, 7/01/15                                            7/03 at 102            Aaa      5,559,000
     38,650,000     The Convention Center Authority of Rhode Island,
                         6.700%, 5/15/20 (Pre-refunded to 5/15/01)                       5/01 at 102            Aaa     43,522,992
      2,195,000     Providence Housing Development Corporation,
                         FHA-Insured (Barbara Jordan Apartments),
                         6.750%, 7/01/25                                                 7/04 at 102            Aaa      2,300,162
                    SOUTH CAROLINA - 0.9%
                    South Carolina Jobs-Economic Development Authority
                         (Oconee Memorial Hospital):
      3,000,000          6.150%, 3/01/15                                                 3/05 at 102            AAA      3,069,780
      1,775,000          6.150%, 3/01/25                                                 3/05 at 102            AAA      1,811,867
      3,275,000     Lexington County Health Service District,
                         6.750%, 10/01/18                                               10/01 at 102            Aaa      3,576,235
     22,000,000     Piedmont Municipal Power Agency, 0.000%, 1/01/13                    No Opt. Call            Aaa      8,217,000
                    SOUTH DAKOTA - 0.7%
      4,280,000     South Dakota Health and Educational Facilities Authority
                         (Rapid City Regional Hospital), 7.000%, 9/01/14                 9/99 at 102            Aaa      4,722,338
      2,800,000     South Dakota Health and Educational Facilities Authority
                         (McKennan Hospital), 7.250%, 7/01/15                            7/00 at 102            Aaa      3,109,120
      5,200,000     Grant County Pollution Control (Northwestern Public
                         Service Company), 5.900%, 6/01/23                               6/03 at 102            Aaa      5,209,100
                    TENNESSEE - 0.4%
      7,500,000     Metropolitan Nashville Airport Authority, Airport
                         Improvement Revenue, 6.600%, 7/01/15                            7/01 at 102            Aaa      8,076,975
                    TEXAS - 2.6%
      9,500,000     Coastal Bend Health Facilities Corporation (Incarnate
                         Word Health Services), 6.000%, 11/15/22                        11/02 at 102            Aaa      9,568,875
      2,300,000     East Texas Housing Finance Corporation, Single Family
                         Mortgage, Alternative Minimum Tax, 7.750%, 6/01/17              6/00 at 103            AAA      2,452,306
                    Harris County Toll Road, Senior Lien:
      9,000,000          0.000%, 8/15/18 (Pre-refunded to 8/15/09)                  8/09 at 53 27/32            Aaa      2,325,240
     39,000,000          0.000%, 8/15/19 (Pre-refunded to 8/15/09)                    8/09 at 50 1/4            Aaa      9,406,020
      7,280,000          0.000%, 8/15/20 (Pre-refunded to 8/15/09)                  8/09 at 46 29/32            Aaa      1,625,915
      5,085,000          0.000%, 8/15/21 (Pre-refunded to 8/15/09)                  8/09 at 43 25/32            Aaa      1,068,714
     15,000,000     Houston Water and Sewer System, Junior Lien,
                         6.375%, 12/01/17                                               12/01 at 102            Aaa     15,711,900
      5,000,000     San Antonio Water System, 5.500%, 5/15/18                            5/02 at 100            Aaa      4,889,350
                    UTAH - 1.3%
      6,935,000     Utah Housing Finance Agency, Multi-Family Housing,
                         7.400%, 7/01/24                                                 1/02 at 102             AA      7,413,584
      5,600,000     Utah Housing Finance Agency, Alternative Minimum
                         Tax, 6.750%, 7/01/27                                            7/04 at 102            Aaa      5,810,560
                    Intermountain Power Agency:
      6,250,000          7.000%, 7/01/15                                                 7/97 at 102            Aaa      6,633,000
      4,565,000          6.000%, 7/01/21                                                 7/97 at 100            Aaa      4,577,097
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    VIRGINIA - 0.6%
 $   11,000,000     Loudoun County Industrial Development Authority
                         (Loudoun Hospital Centre), 5.800%, 6/01/20                      6/05 at 102            Aaa $   10,906,830
                    WASHINGTON - 3.9%
     19,750,000     Washington Health Care Facilities Authority (Group
                         Health Cooperative of Puget Sound), 7.200%, 12/01/15           12/99 at 102            Aaa     22,035,470
      5,000,000     Washington Public Power Supply System, Nuclear
                         Project No. 1, 6.250%, 7/01/17                                  7/02 at 102            Aaa      5,139,100
      5,000,000     Washington Public Power Supply System, Nuclear
                         Project No. 3, 5.600%, 7/01/17                                  7/03 at 102            Aaa      4,904,300
                    Douglas County Public Utility District No. 1 (Wells
                         Hydroelectric), Alternative Minimum Tax:
      1,485,000          7.800%, 9/01/18 (Pre-refunded to 9/01/00)                       9/00 at 102            Aaa      1,729,446
      2,515,000          7.800%, 9/01/18                                                 9/00 at 102             A+      2,805,659
      4,500,000     King County Public Hospital District No. 1 (Valley
                         Medical Center), 7.250%, 9/01/15                                9/00 at 102            Aaa      5,003,505
     24,675,000     Municipality of Metropolitan Seattle, Limited Sales Tax,
                         General Obligation, 6.625%, 1/01/17                             1/97 at 102             Aa     25,435,484
      4,250,000     Snohomish County Public Utility District No. 1,
                         6.650%, 1/01/16                                                No Opt. Call            Aaa      4,649,075
                    WEST VIRGINIA - 1.1%
      5,050,000     West Virginia University Dormitory System,
                         6.750%, 5/01/17                                                11/02 at 100            Aaa      5,415,267
      4,100,000     West Virginia Water Development Authority,
                         7.000%, 11/01/25                                               11/01 at 102            Aaa      4,546,572
     10,000,000     Harrison County Commission Solid Waste Disposal
                         (West Penn Power Company), Alternative Minimum
                         Tax, 6.300%, 5/01/23                                            5/03 at 102             A1      9,974,100
                    WISCONSIN - 4.1%
      3,800,000     Wisconsin Health and Educational Facilities Authority
                         (Waukesha Memorial Hospital), 7.250%, 8/15/19                   8/00 at 102            Aaa      4,328,846
                    Wisconsin Health and Educational Facilities Authority
                         (St. Luke's Medical Center):
     17,000,000          7.400%, 8/15/19 (Pre-refunded to 8/15/99)                       8/99 at 102            Aaa     19,163,420
      8,150,000          7.100%, 8/15/19                                                 8/01 at 102            Aaa      9,050,900
     10,000,000     Wisconsin Health and Educational Facilities Authority
                         (Marshfield Clinic), 7.250%, 8/01/15                            8/00 at 102            Aaa     11,059,900
     17,710,000     Wisconsin Health and Educational Facilities Authority
                         (Novus Health Group), 6.750%, 12/15/20                         12/01 at 102            Aaa     19,085,890
                    Wisconsin Housing and Economic Development Authority:
      8,270,000          6.850%, 11/01/12                                               11/02 at 102            Aaa      8,788,942
      3,500,000          6.450%, 3/01/17                                                 3/04 at 102             Aa      3,589,810
 $1,855,050,000     Total Investments - (cost $1,684,370,350) - 98.3%                                                1,811,249,210
 ==============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
 $    1,600,000     California Health Facilities Financing Authority (St.
 ==============
                         Francis Memorial Hospital), Series 1993B, Variable
                         Rate Bonds, 3.850%, 11/01/19t                                                          P-1      1,600,000
                    Other Assets Less Liabilities - 1.6%                                                                28,930,598
                    Net Assets - 100%                                                                               $1,841,779,808
                                                                                                                    ==============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa         179         $1,633,559,933            89%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          19            137,963,274             7
  PORTFOLIO OF                                  A+                            A1           4             29,281,753             2
  INVESTMENTS                                A, A-                     A, A2, A3           1              5,055,650             1
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           1              5,388,600             1
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                                  204         $1,811,249,210           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC. (NIF)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALABAMA - 1.3%
                    Montgomery Financing Authority, Special Care Facilities
                         (Baptist Medical Center):
   $  3,000,000          6.700%, 12/01/10                                               12/02 at 102            Aaa   $  3,270,780
      2,250,000          5.750%, 1/01/22                                                 1/02 at 100            Aaa      2,215,395
                    CALIFORNIA - 17.6%
                    Kern County Housing Authority (GNMA), Alternative
                         Minimum Tax:
      1,090,000          7.150%, 12/30/24                                               No Opt. Call            AAA      1,228,703
        595,000          7.450%, 6/30/25                                                No Opt. Call            AAA        673,129
      6,045,000     LaVerne-Grand Terrace Housing Finance Agency, Single
                         Family Mortgage, 10.250%, 7/01/17                              No Opt. Call            Aaa      9,338,195
      5,840,000     Lancaster Redevelopment Agency, Tax Allocation,
                         6.100%, 8/01/19                                                 8/01 at 102            Aaa      5,944,536
      5,040,000     Northern California Power Agency, 10.000%, 7/01/04                  No Opt. Call            Aaa      6,834,643
      5,000,000     Ontario Redevelopment Authority, 7.400%, 8/01/25                    No Opt. Call            Aaa      6,231,600
      2,340,000     Pomona Public Financing Authority (Water Treatment
                         Project), 6.100%, 7/01/17                                       7/02 at 102            Aaa      2,379,897
      8,880,000     Pomona Single Family Mortgage (GNMA and FNMA),
                         7.500%, 8/01/23                                                No Opt. Call            Aaa     10,586,292
     10,305,000     San Bernardino Single Family Mortgage (GNMA),
                         7.500%, 5/01/23                                                No Opt. Call            Aaa     12,518,617
     14,755,000     San Bernardino County Single Family Mortgage,
                         Alternative Minimum Tax, 8.300%, 9/01/14                       No Opt. Call            Aaa     19,046,787
      2,000,000     Santa Barbara Water System, Certificates of Participation,
                         6.700%, 4/01/27                                                 4/02 at 102            Aaa      2,146,840
                    COLORADO - 0.3%
      1,225,000     Summit County School District RE-1, General Obligation,
                         6.700%, 12/01/14                                               12/04 at 100            Aaa      1,348,701
                    DISTRICT OF COLUMBIA - 0.8%
      3,000,000     District of Columbia (National Rehabilitation Hospital),
                         7.125%, 11/01/19                                               11/99 at 102            Aaa      3,333,810
                    FLORIDA - 2.7%
      7,000,000     Polk County Industrial Development Authority (Winter
                         Haven Hospital), 6.250%, 9/01/15                                9/02 at 103            Aaa      7,256,760
      4,200,000     Sarasota County School Board Financing Corporation,
                         7.250%, 7/01/10 (Pre-refunded to 7/01/00)                       7/00 at 101            Aaa      4,754,862
                    GEORGIA - 4.5%
      3,160,000     Georgia Municipal Electric Authority, 7.800%, 1/01/20                1/98 at 102            Aaa      3,439,376
                    Burke County Development Authority, Pollution Control
                         (Oglethorpe Power Corporation):
      3,555,000          7.800%, 1/01/08                                                 1/03 at 103            Aaa      4,255,193
     10,000,000          8.000%, 1/01/15                                                 1/03 at 103            Aaa     11,974,400
                    ILLINOIS - 11.8%
      6,635,000     Illinois Health Facilities Authority (Memorial Medical
                         Center of Springfield), 6.500%, 10/01/16                       10/00 at 102            Aaa      6,961,508
      2,210,000     City of Carbondale (Southern Illinois Hospital),
                         6.875%, 3/01/15                                                 3/97 at 102            Aaa      2,322,644
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ILLINOIS (CONTINUED)
   $ 10,000,000     Chicago General Obligation (Central Public Library
                         Project), 6.850%, 1/01/17 (Pre-refunded to 7/01/02)         7/02 at 101 1/2            Aaa   $ 11,432,600
      8,200,000     Chicago Board of Education, General Obligation, Lease
                         Certificates, 6.250%, 1/01/15                                  No Opt. Call            Aaa      8,795,648
      2,600,000     Cook County General Obligation, 6.250%, 11/01/21                    11/01 at 102            Aaa      2,671,526
     10,150,000     Onterie Center Housing Finance Corporation,
                         FHA-Insured, 7.050%, 7/01/27                                    7/02 at 102            Aaa     10,772,094
      3,225,000     Regional Transportation Authority, 9.000%, 6/01/09                  No Opt. Call            Aaa      4,334,013
      4,000,000     St. Clair County Public Building Commission, Alternative
                         Minimum Tax, 6.350%, 12/01/09                                  12/02 at 102            Aaa      4,256,480
                    INDIANA - 4.1%
      2,500,000     Indiana Bond Bank, 9.000%, 8/01/09 (Pre-refunded
                         to 2/01/99)                                                 2/99 at 101 1/2            Aaa      2,940,350
      5,000,000     Indiana Health Facilities Financing Authority
                         (Community Hospitals Project), 6.400%, 5/01/12                  5/02 at 102            Aaa      5,228,100
      2,000,000     Fremont Middle School Building Corporation,
                         6.750%, 3/15/13 (Pre-refunded to 3/15/02)                       3/02 at 101            Aaa      2,258,280
      7,000,000     Southwest Allen Multi-School Building Corporation,
                         6.375%, 1/15/09                                                 1/02 at 101            Aaa      7,361,760
                    KENTUCKY - 1.5%
      6,500,000     Daviess County (Owensboro-Daviess County Hospital),
                         6.250%, 8/01/22                                                 8/02 at 102            Aaa      6,740,630
                    LOUISIANA - 3.2%
                    Louisiana Public Facilities Authority (Our Lady of
                         Lourdes Regional Medical Center):
      5,000,000          6.375%, 2/01/12                                                 2/02 at 102            Aaa      5,363,950
      4,000,000          6.450%, 2/01/22                                                 2/02 at 102            Aaa      4,167,680
      3,750,000     Louisiana Public Facilities Authority (Southern Baptist
                         Hospital), 6.800%, 5/15/12 (Pre-refunded to 5/15/02)            5/02 at 102            Aaa      4,282,988
                    MARYLAND - 0.8%
      4,000,000     Maryland Health and Higher Educational Facilities
                         Authority (Francis Scott Key Medical Center),
                         5.000%, 7/01/23                                                 7/03 at 102            Aaa      3,584,120
                    MASSACHUSETTS - 2.0%
      5,360,000     Massachusetts Health and Educational Facilities
                         Authority (New England Medical Center),
                         6.625%, 7/01/25                                                 7/02 at 102            Aaa      5,745,974
      3,000,000     Framingham Housing Authority, GNMA (Beaver Terrace
                         Apartments), 6.650%, 2/20/32                                    8/01 at 102            AAA      3,076,560
                    MISSISSIPPI - 1.1%
      4,355,000     Mississippi Home Corporation, 9.250%, 3/01/12                        9/00 at 103            Aaa      4,768,594
                    MISSOURI - 2.4%
      7,495,000     Jefferson County Industrial Development Authority
                         (Richardson Road Apartments Project),
                         11.000%, 12/15/15 (Pre-refunded to 8/15/07)                     8/07 at 100            AAA     10,636,155
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MONTANA - 3.2%
   $ 13,000,000     Forsyth Pollution Control (Puget Sound Power and Light
                         Company), 6.800%, 3/01/22                                       3/02 at 102            Aaa   $ 14,051,180
                    NEBRASKA - 0.5%
      2,235,000     Nebraska Investment Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 8.125%, 8/15/38              8/98 at 102            Aaa      2,372,162
                    NEVADA - 2.5%
      6,000,000     Humboldt County Pollution Control (Sierra Pacific Power
                         Company), 6.550%, 10/01/13                                     10/02 at 102            Aaa      6,394,740
      4,500,000     Washoe County Gas and Water Facilities (Sierra Pacific
                         Power Company), 6.300%, 12/01/14                                7/02 at 102            Aaa      4,719,330
                    NEW YORK - 5.8%
      7,645,000     Metropolitan Transportation Authority, Transit Facilities,
                         9.100%, 7/01/05                                                No Opt. Call            Aaa     10,120,910
                    New York City General Obligation:
      1,425,000          7.875%, 8/01/00                                                No Opt. Call            Aaa      1,628,804
      6,665,000          6.625%, 8/01/14 (Pre-refunded to 8/01/02)                   8/02 at 101 1/2            Aaa      7,571,773
        335,000          6.625%, 8/01/14                                             8/02 at 101 1/2            Aaa        358,383
      4,950,000          6.625%, 8/01/15 (Pre-refunded to 8/01/02)                   8/02 at 101 1/2            Aaa      5,623,448
         50,000          6.625%, 8/01/15                                             8/02 at 101 1/2            Aaa         53,607
                    NORTH CAROLINA - 0.9%
      4,000,000     North Carolina Medical Care Commission (Alamance
                         Health Services, Inc.), 5.500%, 8/15/24                         8/03 at 102            Aaa      3,840,720
                    OKLAHOMA - 4.1%
      9,505,000     Oklahoma Housing Finance Agency (GNMA), Single
                         Family Mortgage, Alternative Minimum Tax,
                         7.997%, 8/01/18                                                No Opt. Call            AAA     10,372,046
      4,285,000     Tulsa Airports Improvement Trust (Tulsa International
                         Airport), Alternative Minimum Tax, 7.700%, 6/01/09          6/97 at 102 1/2            Aaa      4,590,863
      3,000,000     Tulsa Industrial Authority, GNMA (Country Club of
                         Woodland), 6.250%, 11/01/27                                    11/05 at 103            Aaa      3,018,570
                    PENNSYLVANIA - 8.0%
     13,480,000     Allegheny County (Greater Pittsburgh International
                         Airport), Alternative Minimum Tax, 8.250%, 1/01/16              1/98 at 102            Aaa     14,736,875
     19,140,000     Montgomery County Industrial Development Authority,
                         Pollution Control (Philadelphia Electric Company),
                         6.625%, 6/01/22                                                 6/02 at 102            Aaa     20,360,749
                    RHODE ISLAND - 4.9%
     12,750,000     Rhode Island Depositors Economic Protection
                         Corporation, Special Obligation, 6.625%, 8/01/19
                         (Pre-refunded to 8/01/02)                                       8/02 at 102            Aaa     14,475,840
      4,000,000     Rhode Island General Obligation, 7.000%, 6/15/05                    No Opt. Call            Aaa      4,629,720
      1,900,000     Rhode Island Convention Center Authority,
                         6.700%, 5/15/20 (Pre-refunded to 5/15/01)                       5/01 at 102            Aaa      2,139,552
                    SOUTH CAROLINA - 2.4%
      9,450,000     South Carolina Public Service Authority (Santee Cooper),
                         6.500%, 7/01/24 (Pre-refunded to 7/01/02)                       7/02 at 102            Aaa     10,650,434
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    SOUTH DAKOTA - 0.5%
   $  2,100,000     South Dakota Health and Educational Facilities
                         Authority (Vocational Education Program),
                         5.700%, 8/01/23                                                 8/03 at 102            Aaa   $  2,061,045
                    TEXAS - 7.1%
      5,000,000     Brazos River Authority, Pollution Control (Texas
                         Utilities Electric Company), Alternative Minimum
                         Tax, 6.050%, 4/01/25                                            4/03 at 102            Aaa      5,037,150
      2,570,000     Corpus Christi Housing Finance Corporation, Single
                         Family Mortgage, 7.700%, 7/01/11                                7/01 at 103            Aaa      2,796,134
      2,165,000     El Paso Property Finance Authority, Single Family
                         Mortgage (GNMA), Alternative Minimum Tax,
                         8.700%, 12/01/18                                                6/02 at 103            Aaa      2,333,718
                    Harris County Toll Road Senior Lien:
      8,400,000          6.625%, 8/15/17 (Pre-refunded to 8/15/97)                       8/97 at 102            Aaa      8,937,432
      1,600,000          6.625%, 8/15/17                                                 8/97 at 102            Aaa      1,674,080
      5,210,000          6.500%, 8/15/17 (Pre-refunded to 8/15/02)                       8/02 at 102            Aaa      5,880,527
        940,000          6.500%, 8/15/17                                                 8/02 at 102            Aaa      1,003,703
      3,000,000     Rio Grande Health Facilities Development Corporation
                         (Valley Baptist Medical Center), 6.375%, 8/01/22                8/02 at 102            Aaa      3,115,680
                    UTAH - 0.4%
      1,490,000     Utah Board of Regents (Weber State University),
                         6.250%, 4/01/10                                                 4/02 at 100            Aaa      1,550,061
                    WASHINGTON - 2.3%
      1,085,000     North Franklin School District No. J51-162, General
                         Obligation, 6.700%, 12/01/10                                   12/02 at 100            Aaa      1,160,797
                    Puyallup School District No. 3, General Obligation:
      2,000,000          6.650%, 12/01/07                                               12/02 at 100            Aaa      2,182,880
      4,750,000          6.700%, 12/01/09                                               12/02 at 100            Aaa      5,128,052
      1,325,000     Richland Electric System, 6.700%, 11/01/11                          11/02 at 100            Aaa      1,427,900
                    WEST VIRGINIA - 1.5%
      6,000,000     Mason County Pollution Control (Appalachian Power
                         Company), 6.850%, 6/01/22                                      6/02 at 102             Aaa      6,538,080
   $382,210,000     Total Investments - (cost $397,343,910) - 98.2%                                                    429,017,115
   ============
                    Temporary Investments in Short-Term
                    Municipal Securities - 0.3%
   $  1,300,000     Birmingham Medical Clinic Board (University of
   ============
                         Alabama Health Services Foundation), Variable Rate
                         Demand Bonds, 4.100%, 12/01/26t                                                       A-1+      1,300,000
                    Other Assets Less Liabilities - 1.5%                                                                 6,602,671
                    Net Assets - 100%                                                                                 $436,919,786
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          76           $429,017,115           100%
RATINGS**
PORTFOLIO OF
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     76           $429,017,115           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND, INC. (NPE)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALASKA - 1.6%
                    Anchorage General Obligation:
   $  2,020,000          5.900%, 2/01/06                                                No Opt. Call            Aaa   $  2,166,753
      3,000,000          6.250%, 6/01/23                                                 6/99 at 100            Aaa      3,061,860
                    CALIFORNIA - 7.9%
      6,590,000     California Housing Finance Agency, Multi-Unit Rental,
                         Alternative Minimum Tax, 6.625%, 2/01/24                        2/03 at 102             A1      6,756,134
      3,000,000     M-S-R Public Power Agency, San Juan Project,
                         6.000%, 7/01/20                                                 7/03 at 102            Aaa      3,044,760
      7,000,000     Palmdale Community Redevelopment Agency,
                         8.000%, 4/01/16                                                No Opt. Call            Aaa      8,828,330
                    San Leandro Housing Finance Corporation (Ashland
                         Village Apartments):
      2,005,000          6.550%, 1/01/12                                                 1/02 at 102            Aaa      2,094,884
      5,100,000          6.650%, 1/01/25                                                 1/02 at 102            Aaa      5,311,038
                    DISTRICT OF COLUMBIA - 4.4%
      5,000,000     District of Columbia (Children's Hospital),
                         6.250%, 7/15/19                                                 7/02 at 102            Aaa      5,078,150
      3,910,000     District of Columbia Housing Finance Agency, Single
                         Family Mortgage, Alternative Minimum Tax,
                         6.350%, 12/01/24                                                6/03 at 102            AAA      3,951,642
      5,250,000     District of Columbia (The Catholic University of America),
                         6.450%, 10/01/23                                               10/03 at 102            AAA      5,450,130
                    ILLINOIS - 17.2%
      8,000,000     Illinois Development Finance Authority, Pollution Control
                         (Illinois Power Company), 8.300%, 4/01/17                       4/98 at 102            Aaa      8,858,320
      3,635,000     Illinois Development Finance Authority (Indian Prairie
                         Community Unit School District No. 204),
                         7.750%, 12/30/03                                               No Opt. Call            Aaa      4,345,315
                    Illinois Health Facilities Authority (Lutheran General
                         Health System):
      4,355,000          6.125%, 4/01/12                                                 4/03 at 102            Aaa      4,486,565
      5,000,000          6.250%, 4/01/18                                                 4/03 at 102            Aaa      5,122,950
      1,770,000     Illinois Health Facilities Authority (Elmhurst Memorial
                         Hospital), 6.625%, 1/01/22                                      1/02 at 102            Aaa      1,867,863
                    Illinois State Toll Highway Authority:
      4,000,000          6.200%, 1/01/16                                                 1/03 at 102            Aaa      4,105,000
      4,250,000          5.750%, 1/01/17                                                 1/03 at 102            Aaa      4,216,213
      2,750,000     Chicago Midway Airport, Alternative Minimum Tax,
                         6.250%, 1/01/14                                                 1/04 at 102            Aaa      2,844,848
      9,000,000     Chicago O'Hare International Airport, International
                         Terminal, 6.750%, 1/01/18                                       1/02 at 102            Aaa      9,492,120
      3,000,000     Cook County Community College, District No. 508,
                         8.750%, 1/01/06                                                No Opt. Call            Aaa      3,869,670
      6,500,000     Metropolitan Pier & Exposition Authority (McCormick
                         Place Expansion Project), 6.500%, 6/15/22                       6/03 at 102            Aaa      6,942,585
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    INDIANA - 1.0%
   $  2,220,000     Indiana Municipal Power Agency, Power Supply System,
                         6.125%, 1/01/19                                                 1/03 at 102            Aaa   $  2,269,728
      1,000,000     Fort Wayne South Side School Building Corporation,
                         6.125%, 1/15/12                                                 1/04 at 102            Aaa      1,037,540
                    KANSAS - 0.4%
                    Kansas Development Finance Authority:
        515,000          5.700%, 6/01/11                                                 6/03 at 102            Aaa        522,375
        750,000          5.875%, 6/01/21                                                 6/03 at 102            Aaa        759,878
                    LOUISIANA - 0.8%
      2,500,000     Louisiana Public Facilities Authority (Louisiana
                         Department of Health and Hospitals Medical Center),
                         6.250%, 10/15/10                                               10/02 at 100            AAA      2,590,300
                    MICHIGAN - 5.7%
      8,300,000     Michigan Hospital Finance Authority (Henry Ford
                         Health System), 5.750%, 9/01/17                                 9/02 at 102            Aaa      8,182,555
     10,000,000     Monroe County Pollution Control (Detroit Edison),
                         Alternative Minimum Tax, 6.550%, 9/01/24                        9/03 at 103            Aaa     10,535,900
                    MONTANA - 0.8%
      2,500,000     Forsyth Pollution Control (Puget Sound Power and
                         Light Company), 5.875%, 4/01/20                                 4/03 at 102            Aaa      2,501,650
                    NEVADA - 5.3%
      2,905,000     Clark County General Obligation (Limited Tax),
                         10.000%, 6/01/01                                               No Opt. Call            Aaa      3,663,786
      5,000,000     Clark County (Nevada Power Company), Alternative
                         Minimum Tax, 6.700%, 6/01/22                                    6/02 at 102            Aaa      5,257,450
      7,295,000     Clark County School District, General Obligation,
                         7.250%, 6/15/03                                                No Opt. Call            Aaa      8,461,981
                    NEW JERSEY - 16.4%
     15,495,000     New Jersey Economic Development Authority
                         (Elizabethtown Gas Company), Alternative Minimum
                         Tax,  6.750%, 10/01/21                                         10/96 at 102            Aaa     16,056,539
      5,000,000     New Jersey Economic Development Authority
                         (Hackensack Water Company), 7.000%, 1/01/19                     1/97 at 102            Aaa      5,245,900
                    New Jersey Economic Development Authority:
        750,000          7.000%, 7/01/03                                                No Opt. Call            Aaa        860,685
      4,000,000          7.000%, 7/01/04                                                No Opt. Call            Aaa      4,631,440
      5,000,000     New Jersey Housing and Mortgage Finance Agency,
                         5.350%, 10/01/15                                               10/03 at 102            Aaa      4,747,350
     15,000,000     New Jersey Transportation Trust Fund Authority,
                         6.500%, 6/15/05                                                No Opt. Call            Aaa     16,902,600
                    New Jersey Turnpike Authority:
      3,000,000          6.500%, 1/01/08                                                No Opt. Call            Aaa      3,355,290
      2,000,000          6.500%, 1/01/16                                                No Opt. Call            Aaa      2,253,520
                    NEW YORK - 5.1%
                    Metropolitan Transportation Authority, Transit Facilities:
      5,000,000          6.300%, 7/01/06                                                No Opt. Call            Aaa      5,582,350
      4,985,000          8.000%, 7/01/07                                                No Opt. Call            Aaa      6,271,579
      4,000,000     New York City General Obligation, 8.000%, 8/01/05                   No Opt. Call            Aaa      4,939,360
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    OHIO - 2.7%
   $  5,500,000     Ohio Air Quality Development Authority, Pollution
                         Control (Cleveland Electric Illuminating Company),
                         8.000%, 12/01/13                                                6/02 at 103            Aaa   $  6,515,905
      2,250,000     Hamilton County Sewer System, 5.450%, 12/01/09                      No Opt. Call            Aaa      2,293,178
                    OKLAHOMA - 2.7%
      8,425,000     McGee Creek Authority, Water System, 6.000%, 1/01/23                No Opt. Call            Aaa      8,996,131
                    PENNSYLVANIA - 10.6%
      2,000,000     Pennsylvania Industrial Development Authority,
                         7.000%, 1/01/06                                                No Opt. Call            Aaa      2,309,540
      8,275,000     Bethlehem Authority, Water System, 6.250%, 11/15/21
                         (Pre-refunded to 11/15/01)                                     11/01 at 100            Aaa      9,065,180
     10,140,000     Erie County Prison Authority, 6.250%, 11/01/11
                         (Pre-refunded to 11/01/01)                                     11/01 at 100            Aaa     11,103,097
      1,000,000     Luzerne County Industrial Development Authority
                         (Pennsylvania Gas and Water Company Project),
                         Alternative Minimum  Tax, 7.000%, 12/01/17                     12/04 at 102            Aaa      1,105,750
      7,000,000     Philadelphia School District, General Obligation,
                         5.300%, 7/01/04                                                No Opt. Call            Aaa      7,217,770
      4,000,000     University of Pittsburgh, 6.125%, 6/01/21                            6/02 at 102            Aaa      4,098,920
                    SOUTH CAROLINA - 2.0%
      6,500,000     Piedmont Municipal Power Agency, 6.300%, 1/01/22                     1/03 at 102            Aaa      6,720,935
                    TEXAS - 5.2%
      9,590,000     Texas Veterans Housing, General Obligation, Alternative
                         Minimum Tax, 6.800%, 12/01/23                                  12/03 at 102            Aaa     10,052,622
      7,075,000     Houston Housing Finance Corporation, Single Family
                         Mortgage, 5.950%, 12/01/10                                      6/03 at 102            Aaa      7,198,600
                    WASHINGTON - 6.1%
      6,130,000     Washington Health Care Facilities Authority (Swedish
                         Hospital Medical Center of Seattle), 6.300%, 11/15/22          11/02 at 102            Aaa      6,310,528
      8,100,000     Washington Health Care Facilities Authority (Virginia
                         Mason), 6.300%, 2/15/17                                         2/03 at 102            Aaa     8,307, 926
      5,535,000     Washington Public Power Supply System, Nuclear
                         Project No. 3, 6.000%, 7/01/18                                  7/99 at 100            Aaa      5,537,158
                    WISCONSIN - 1.2%
      4,000,000     Wisconsin Health and Educational Facilities Authority
                         (Wheaton Franciscan Services), 5.750%, 8/15/22                  8/03 at 102            Aaa      3,927,240
                    PUERTO RICO - 1.1%
      3,270,000     Puerto Rico Public Buildings Authority,
                         6.250%, 7/01/12                                                No Opt. Call            Aaa      3,589,707
   $301,140,000     Total Investments - (cost $310,961,282) - 98.2%                                                    322,875,073
   ============
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.4%
   $  1,300,000     Port Authority of New York and New Jersey, Versatile
   ============
                         Structure Obligations, Variable Rate Demand Bonds,
                         3.600%, 5/01/19t                                                                      A-1+   $  1,300,000
                    Other Assets Less Liabilities - 1.4%                                                                 4,668,869
                    Net Assets - 100%                                                                                 $328,843,942
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          59           $316,118,939            98%
  RATINGS**                                     A+                            A1           1              6,756,134             2
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                                   60           $322,875,073           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2 (NPX)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALASKA - 0.9%
   $  2,000,000     Alaska International Airports, Alternative Minimum Tax,
                         5.500%, 10/01/15                                               10/03 at 102            Aaa   $  1,965,480
      2,000,000     Anchorage General Obligation, 5.600%, 1/01/14                        1/04 at 100            Aaa      1,991,940
                    ARIZONA - 1.5%
      3,700,000     Glendale Union High School District No. 205 General
                         Obligation, 5.700%, 7/01/14                                     7/05 at 101            Aaa      3,754,834
      2,750,000     Phoenix Civic Improvement Corporation, Water System,
                         5.500%, 7/01/21                                                 7/04 at 102            Aaa      2,725,498
                    ARKANSAS - 0.3%
      1,500,000     Pulaski County, Special School District, Limited Tax,
                         5.250%, 2/01/19                                                 2/99 at 100            Aaa      1,442,430
                    CALIFORNIA - 15.2%
     10,355,000     California General Obligation, 11.000%, 8/01/03                     No Opt. Call            Aaa     14,463,553
     15,325,000     California Pollution Control Finance Authority (Pacific
                         Gas and Electric Company), 5.850%, 12/01/23                    12/03 at 102             A2     14,772,381
     20,000,000     Los Angeles Community, Redevelopment Agency
                         (Bunker Hill Project), 5.625%, 12/01/18                        12/03 at 102            Aaa     19,544,200
      3,500,000     Northern California Power Agency Hydroelectric,
                         5.500%, 7/01/16                                                 7/03 at 102            Aaa      3,438,260
      5,000,000     Oakland Pension Financing, 7.600%, 8/01/21                           8/98 at 102            Aaa      5,503,200
      8,000,000     University of California, 5.000%, 9/01/14                            9/03 at 102            Aaa      7,379,520
                    DISTRICT OF COLUMBIA - 3.3%
                    District of Columbia General Obligation:
      5,000,000          6.500%, 6/01/09                                                No Opt. Call            Aaa      5,537,050
      5,000,000          5.500%, 6/01/12                                                No Opt. Call            Aaa      4,739,350
      4,030,000     District of Columbia Housing Finance Agency
                         (Southview Apartments), 6.000%, 1/01/25                         7/03 at 102            Aaa      3,969,590
                    FLORIDA - 5.2%
      5,250,000     Florida Department of General Services, Bond Finance
                         Division, 4.750%, 7/01/12                                       7/04 at 101            Aaa      4,794,090
      5,500,000     Florida Municipal Power Agency, 6.500%, 10/01/20
                         (Pre-refunded to 10/01/02)                                     10/02 at 102            Aaa      6,242,280
      9,000,000     Dade County, Water and Sewer System, 5.000%, 10/01/13               10/03 at 102            Aaa      8,456,760
      3,000,000     Orlando and Orange County Expressway Authority,
                         5.500%, 7/01/18                                                 7/03 at 102            Aaa      2,948,280
                    GEORGIA - 0.7%
      3,000,000     Georgia Municipal Electric Authority, 6.000%, 1/01/22                1/04 at 102            Aaa      3,034,980
                    ILLINOIS - 10.7%
      4,340,000     Illinois Development Finance Authority (Indian Prairie
                         Community Unit School District No. 204),
                         7.750%, 12/30/04                                               No Opt. Call            Aaa      5,235,255
      1,950,000     Illinois Health Facilities Authority, 6.550%, 6/01/14               No Opt. Call            Aaa      2,130,083
        500,000     Illinois Health Facilities Authority (Rush-Presbyterian-
                         St. Luke's Medical Center), 5.500%, 11/15/25                   11/03 at 102            Aaa        473,005
      4,000,000     Illinois Housing Development Authority, 6.000%, 7/01/18              1/04 at 102             A1      3,970,240
      3,000,000     Illinois Sales Tax, 7.000%, 6/15/20 (Pre-refunded
                         to 6/15/01)                                                     6/01 at 102            AAA      3,426,690
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ILLINOIS (CONTINUED)
   $  1,500,000     Chicago General Obligation, 6.125%, 1/01/16                          7/05 at 102            Aaa   $  1,537,575
      1,100,000     Chicago Midway Airport, Alternative Minimum Tax,
                         6.100%, 1/01/08                                                 1/04 at 102            Aaa      1,152,525
      5,660,000     Chicago O'Hare International Airport, 6.375%, 1/01/15                1/05 at 102            Aaa      5,983,865
      4,000,000     Chicago Public Building Commission (Board of
                         Education), 5.750%, 12/01/18                                   12/03 at 102            Aaa      3,951,960
      2,000,000     Chicago Wastewater Transmission, 5.125%, 1/01/20                     1/03 at 100            Aaa      1,836,460
        520,000     Cook County General Obligation, 5.500%, 11/15/22                    11/02 at 102            Aaa        498,477
      5,825,000     Franklin Park General Obligation, 5.500%, 7/01/13                    7/04 at 102            Aaa      5,701,568
      4,500,000     Northlake General Obligation, 5.600%, 12/01/14                      12/05 at 102            Aaa      4,420,620
      5,000,000     Peoria, Moline and Freeport Single Family Mortgage,
                         Alternative Minimum Tax, 7.600%, 4/01/27                       10/05 at 105            AAA      5,509,750
                    INDIANA - 2.2%
      9,770,000     Northwest Allen Building Corporation, 5.500%, 6/01/15                6/05 at 102            Aaa      9,434,596
                    KANSAS - 1.5%
      3,460,000     Olathe/Labette County, Single Family Mortgage,
                         Alternative Minimum Tax, 8.100%, 8/01/23                        2/05 at 105            Aaa      3,904,195
      2,330,000     Sedgwick County and Shawnee County, Single Family
                         Mortgage, Alternative Minimum Tax, 8.050%, 5/01/24             11/04 at 105            Aaa      2,618,058
                    KENTUCKY - 3.5%
                    Louisville-Jefferson County Regional Airport Authority,
                         Alternative Minimum Tax:
      1,570,000          5.500%, 7/01/13                                                 7/03 at 102            Aaa      1,485,063
     13,745,000          5.500%, 7/01/23                                                 7/03 at 102            Aaa     13,447,558
                    LOUISIANA - 1.8%
      4,105,000     Louisiana Housing Finance Agency, Multi-Family
                         Housing (GNMA), 6.200%, 6/20/28                                12/02 at 103            Aaa      4,110,747
      3,750,000     Jefferson Parish Hospital Service District No. 1,
                         5.250%, 1/01/13                                                 1/04 at 102            Aaa      3,576,300
                    MAINE - 0.5%
      1,745,000     Maine Turnpike Authority, 7.500%, 7/01/09                           No Opt. Call            Aaa      2,113,823
                    MARYLAND - 2.4%
      9,770,000     Maryland Transportation Authority (Baltimore/
                         Washington International Airport), Alternative
                         Minimum Tax, 6.400%, 7/01/19                                    7/04 at 102            Aaa     10,294,063
                    MICHIGAN - 0.9%
      3,250,000     Wayne County (Detroit Metropolitan Airport),
                         5.250%, 12/01/21                                               12/03 at 102            Aaa      3,021,298
      1,000,000     Wayne County (Detroit Metropolitan Airport),
                         Alternative Minimum Tax, 5.500%, 12/01/21                      12/03 at 102            Aaa        974,950
                    MISSOURI - 2.7%
      2,600,000     Missouri Third State Building, General Obligation,
                         7.050%, 8/01/05 (Pre-refunded to 8/01/96)                       8/96 at 102            Aaa      2,713,828
      3,415,000     Missouri Health and Educational Facilities,
                         6.250%, 2/15/22                                                 2/02 at 102            Aaa      3,520,284
      5,000,000     Kansas City Land Clearance Redevelopment Authority,
                         5.900%, 12/01/18                                               12/05 at 102            Aaa      5,045,000
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEVADA - 5.9%
   $  8,320,000     Clark County, School District, General Obligation,
                         7.250%, 6/15/04                                                No Opt. Call            Aaa   $  9,728,826
                    Reno (St. Mary's Regional Medical Center):
      3,100,000          5.625%, 5/15/18                                                 5/03 at 102            Aaa      3,037,876
     10,000,000          5.625%, 5/15/23                                                 5/03 at 102            Aaa      9,780,600
      2,490,000     University of Nevada, Community College System,
                         5.600%, 7/01/13                                                 7/03 at 101            Aaa      2,490,896
                    NEW JERSEY - 0.6%
      2,500,000     New Jersey Housing and Mortgage Finance Agency,
                         Multi-Family, 6.000%, 11/01/14                                 11/05 at 102            Aaa      2,526,900
                    NEW YORK - 4.2%
                    New York State Medical Care Facilities Finance Agency,
                         FHA-Insured (New York Hospital):
      3,000,000          6.750%, 8/15/14                                                 2/05 at 102            Aaa      3,306,990
      2,500,000          6.800%, 8/15/24                                                 2/05 at 102            Aaa      2,730,350
      3,000,000     New York State Medical Care Facilities Finance Agency
                         (Mental Health Facilities), 6.000%, 8/15/15                     2/05 at 102            Aaa      3,080,160
      4,090,000     Metropolitan Transportation Authority, Commuter
                         Facilities, 8.000%, 7/01/07                                    No Opt. Call            Aaa      5,145,588
      2,500,000     New York City General Obligation, 5.750%, 8/01/10                8/02 at 101 1/2            Aaa      2,552,275
      1,070,000     Niagara Falls General Obligation, 7.500%, 3/01/09                   No Opt. Call            Aaa      1,294,636
                    OHIO - 4.8%
      8,320,000     Ohio Housing Finance Agency, Single Family Mortgage
                         (GNMA), Alternative Minimum Tax, 7.650%, 3/01/29                9/99 at 102            AAA      8,707,546
      2,000,000     Cleveland Waterworks System, 6.250%, 1/01/15                         1/02 at 102            Aaa      2,084,760
      3,000,000     Fairfield City School District, General Obligation,
                         6.000%, 12/01/20                                               12/05 at 100            Aaa      3,073,920
      6,450,000     Hamilton Electric System, 6.000%, 10/15/23                          10/02 at 102            Aaa      6,581,774
                    OKLAHOMA - 1.5%
      6,000,000     Norman Regional Hospital Authority, 6.900%, 9/01/21                  9/01 at 102            Aaa      6,527,880
                    PENNSYLVANIA - 5.0%
                    Philadelphia School District, General Obligation:
      2,680,000          6.250%, 9/01/08 (WI)                                           No Opt. Call            Aaa      2,942,211
      2,000,000          5.500%, 9/01/15 (WI)                                            9/05 at 102            Aaa      1,972,520
                    Philadelphia Water and Wastewater System:
      3,700,000          5.500%, 6/15/14                                                 6/03 at 102            Aaa      3,568,243
      4,000,000          5.500%, 6/15/15                                                 6/03 at 102            Aaa      3,908,240
     10,000,000          5.000%, 6/15/16                                                 6/03 at 100            Aaa      9,151,000
                    TENNESSEE - 0.9%
      2,000,000     Knoxville Community Development Corporation,
                         Multi-Family Mortgage (GNMA), 6.200%, 7/20/28                   7/03 at 101            AAA      2,017,200
      2,000,000     Madison Suburban Utility Water District,
                         5.000%, 2/01/19                                                 2/08 at 100            Aaa      1,833,940
                    TEXAS - 3.7%
      4,000,000     Texas Southern University, 5.750%, 8/01/18                           8/03 at 101            Aaa      4,007,000
      1,915,000     Texas Veterans Housing General Obligation, Alternative
                         Minimum Tax, 6.800%, 12/01/23                                  12/03 at 102             Aa      1,975,437
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEXAS (CONTINUED)
   $  2,845,000     Austin Combined Utility System, 11.125%, 11/15/09
                         (Pre-refunded to 11/15/99)                                     11/99 at 100            Aaa   $  3,555,397
      6,370,000     Brazos River Authority, Pollution Control (Texas Utilities
                         Electric Company), 5.500%, 5/01/22                             11/03 at 102            Aaa      6,175,715
                    UTAH - 1.5%
      3,600,000     Utah State Board of Regents, Student Loan, Alternative
                         Minimum Tax, 5.900%, 11/01/13                                  11/03 at 102            Aaa      3,594,060
      2,720,000     Salt Lake County Water Conservancy District,
                         5.350%, 10/01/18                                               10/03 at 100            Aaa      2,563,110
                    WASHINGTON - 6.7%
                    Washington Public Power Supply System, Nuclear
                         Project No. 1:
      3,750,000          5.600%, 7/01/15                                                 7/03 at 102            AAA      3,664,500
     11,000,000          5.700%, 7/01/17                                                 7/03 at 102            AAA     10,764,820
      6,295,000     Washington Public Power Supply System, Nuclear
                         Project No. 3, 5.600%, 7/01/17                                  7/03 at 102            Aaa      6,174,514
      4,000,000     Snohomish County Public Utility District No. 1, Electric
                         System, 5.800%, 1/01/24                                         1/04 at 102             A1      3,888,880
      2,500,000     Tacoma Department of Public Utilities, 6.375%, 12/01/15             12/05 at 100            Aaa      2,632,825
      1,465,000     Yakima County School District No. 7, General Obligation,
                         6.250%, 12/01/07 (WI)                                          No Opt. Call            Aaa      1,597,054
                    WEST VIRGINIA - 2.3%
     10,000,000     Mason County Pollution Control (Ohio Power Company),
                         5.450%, 12/01/16                                               12/03 at 102            Aaa      9,700,900
                    WISCONSIN - 7.6%
      2,000,000     Wisconsin Health and Educational Facilities Authority
                         (Children's Hospital of Wisconsin), 6.500%, 8/15/10             8/02 at 102            Aaa      2,132,680
      3,750,000     Wisconsin Health and Educational Facilities Authority
                         (Sisters of the Sorrowful Mother Ministry),
                         5.400%, 8/15/13                                                 8/03 at 102            Aaa      3,608,700
      5,000,000     Wisconsin Health and Educational Facilities Authority,
                         6.125%, 8/15/13                                                 8/05 at 102            Aaa      5,184,450
     14,500,000     Wisconsin Housing and Economic Development
                         Authority, 5.800%, 11/01/13                                    12/03 at 102             A1     14,388,060
      6,000,000     Superior Limited Obligation (Detroit Edison Company),
                         6.900%, 8/01/21                                                No Opt. Call            Aaa      6,987,840
   $409,745,000     Total Investments - (cost $414,797,256) - 98.0%                                                    419,431,785
   ============
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.6%
   $  1,700,000     Gulf Coast Waste Disposal Authority Pollution Control
                         Revenue Refunding (Amoco Oil Company Project),
                         Series 1992, Variable Rate Demand Bonds,
                         3.900%, 10/01/17t                                                                   VMIG-1   $  1,700,000
        500,000     Missouri Health and Educational Facilities Authority
                         (Washington University), Variable Rate Demand Bonds,
                         4.100%, 3/01/17t                                                                    VMIG-1        500,000
        300,000     North Carolina Medical Care Commission Hospital
                         Pooled Financing (Duke University Hospital), Variable
                         Rate Demand Bonds, 3.950%, 10/01/20t                                                VMIG-1        300,000
   $  2,500,000     Total Temporary Investments - 0.6%                                                                   2,500,000
   ============
                    Other Assets Less Liabilities - 1.4%                                                                 5,976,574
                    Net Assets - 100%                                                                                 $427,908,359
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          83           $380,436,787            91%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           1              1,975,437             1
PORTFOLIO OF                                    A+                            A1           3             22,247,180             5
INVESTMENTS                                  A, A-                     A, A2, A3           1             14,772,381             3
(EXCLUDING
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     88           $419,431,785           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(WI) Security purchased on a when-issued basis (note 1).


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NQI            NIO            NIF            NPE
ASSETS
Investments in municipal securities, at market value (note 1)        $824,875,242  $1,811,249,210  $429,017,115   $322,875,073
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                          20,400,000       1,600,000     1,300,000      1,300,000
Cash                                                                       80,904          91,678       168,750         72,882
Receivables:
   Interest                                                            16,146,287      34,896,198     8,084,071      5,893,216
   Investments sold                                                       386,549       2,453,528        96,274        --
Prepaid Preferred shares auction fees (note 1)                            407,280          23,407       102,309        --
Other assets                                                               30,428          70,040        21,369         23,857
                                                                      -----------   -------------   -----------   ------------
     Total assets                                                     862,326,690   1,850,384,061   438,789,888    330,165,028
                                                                      -----------   -------------   -----------   ------------
Liabilities
Payable for investments purchased                                       8,300,000        --             --             --
Accrued expenses:
   Management fees (note 6)                                               450,422         956,535       236,015        178,350
   Other                                                                  297,296         526,605        91,032         60,677
Preferred share dividends payable                                         540,770         595,077        51,424         68,452
Common share dividends payable                                          3,155,192       6,526,036     1,491,631      1,013,607
                                                                      -----------   -------------   -----------   ------------
     Total liabilities                                                 12,743,680       8,604,253     1,870,102      1,321,086
                                                                      -----------   -------------   -----------   ------------
Net assets (note 7)                                                  $849,583,010  $1,841,779,808  $436,919,786   $328,843,942
                                                                     ============  ==============  ============   ============
Preferred shares, at liquidation value                               $260,000,000  $  600,000,000  $140,000,000   $110,000,000
                                                                     ============  ==============  ============   ============
Preferred shares outstanding                                               10,400          24,000         5,600          4,400
                                                                     ============  ==============  ============   ============
Common shares outstanding                                              37,339,555      79,585,806    19,123,476     15,128,458
                                                                     ============  ==============  ============   ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      15.79  $        15.60  $      15.53   $      14.47
                                                                     ============  ==============  ============   ============
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NPX
ASSETS
Investments in municipal securities, at market value (note 1)        $419,431,785
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                           2,500,000
Cash                                                                       60,127
Receivables:
   Interest                                                             8,251,307
   Investments sold                                                     5,801,615
Prepaid Preferred shares auction fees (note 1)                            --
Other assets                                                               13,755
                                                                      -----------
     Total assets                                                     436,058,589
                                                                      -----------
Liabilities
Payable for investments purchased                                       6,450,920
Accrued expenses:
   Management fees (note 6)                                               230,265
   Other                                                                  153,070
Preferred share dividends payable                                          46,488
Common share dividends payable                                          1,269,487
                                                                     ------------
     Total liabilities                                                  8,150,230
                                                                     ------------
Net assets (note 7)                                                  $427,908,359
                                                                     ============
Preferred shares, at liquidation value                               $158,900,000
                                                                     ============
Preferred shares outstanding                                                6,356
                                                                     ============
Common shares outstanding                                              20,642,068
                                                                     ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      13.03
                                                                     ============
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended October 31, 1995
                                                                       NQI             NIO            NIF            NPE
Investment Income
Tax-exempt interest income (note 1)                                $54,080,799    $113,698,117    $26,318,137    $18,828,179
                                                                   -----------    ------------    -----------    -----------
Expenses:
   Management fees (note 6)                                          5,168,735      10,924,595      2,698,736      2,026,982
   Preferred shares--auction fees                                      644,584       1,582,984        379,167        275,000
   Preferred shares--dividend disbursing agent fees                     40,000          70,050         20,000         30,000
   Shareholders' servicing agent fees and expenses                     138,477         222,047         57,089         37,963
   Custodian's fees and expenses                                       105,183         178,848         69,819         62,127
   Directors'/Trustees' fees and expenses (note 6)                       5,967           2,460          2,083          1,586
   Professional fees                                                    24,152          23,247         20,935         19,001
   Shareholders' reports--printing and mailing expenses                249,674         419,708         87,625         72,305
   Stock exchange listing fees                                          34,020          67,761         23,285         24,529
   Portfolio insurance expense                                         233,969         380,740        --              12,281
   Investor relations expense                                           41,834          96,332         23,857         15,517
   Other expenses                                                       38,085          72,576         35,302         26,603
                                                                   -----------    ------------    -----------    -----------
     Total expenses                                                  6,724,680      14,041,348      3,417,898      2,603,894
                                                                   -----------    ------------    -----------    -----------
       Net investment income                                        47,356,119      99,656,769     22,900,239     16,224,285
                                                                   -----------    ------------    -----------    -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable (notes 1 and 3)                              9,599,723       5,949,070          3,892     (1,944,767)
Net change in unrealized appreciation or depreciation
   of investments                                                   39,973,498     121,824,356     28,757,014     31,478,880
                                                                   -----------    ------------    -----------    -----------
       Net gain from investments                                    49,573,221     127,773,426     28,760,906     29,534,113
                                                                   -----------    ------------    -----------    -----------
Net increase in net assets from operations                         $96,929,340    $227,430,195    $51,661,145    $45,758,398
                                                                   ===========    ============    ===========    ===========
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended October 31, 1995
                                                                          NPX
Investment Income
Tax-exempt interest income (note 1)                                   $24,078,207
                                                                      -----------
Expenses:
   Management fees (note 6)                                             2,595,700
   Preferred shares--auction fees                                         397,250
   Preferred shares--dividend disbursing agent fees                        45,000
   Shareholders' servicing agent fees and expenses                         45,910
   Custodian's fees and expenses                                           69,765
   Directors'/Trustees' fees and expenses (note 6)                          2,039
   Professional fees                                                       23,404
   Shareholders' report--printing and mailing expenses                     80,812
   Stock exchange listing fees                                             15,903
   Portfolio insurance expense                                             60,598
   Investor relations expense                                              24,488
   Other expenses                                                          44,152
                                                                      -----------
     Total expenses                                                     3,405,021
                                                                      -----------
       Net investment income                                           20,673,186
                                                                      -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable (notes 1 and 3)                               (12,029,555)
Net change in unrealized appreciation or depreciation
   of investments                                                      55,044,396
                                                                      -----------
       Net gain from investments                                       43,014,841
                                                                      -----------
Net increase in net assets from operations                            $63,688,027
                                                                     ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                             NQI                           NIO
                                                                  Year ended     Year ended     Year ended     Year ended
                                                                   10/31/95       10/31/94       10/31/95       10/31/94
Operations
Net investment income                                            $ 47,356,119   $ 47,368,738  $   99,656,769 $   98,534,967
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable                                              9,599,723    (2,737,017)      5,949,070        164,199
Net change in unrealized appreciation or depreciation
   of investments                                                  39,973,498    (73,182,324)    121,824,356   (173,962,074)
                                                                 ------------   ------------  -------------- --------------
   Net increase (decrease) in net assets from operations           96,929,340    (28,550,603)    227,430,195    (75,262,908)
                                                                 ------------   ------------  -------------- --------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                          (37,862,338)   (38,705,583)    (78,312,431)    (79,665,406)
     Preferred shareholders                                       (10,965,891)    (9,581,324)    (24,360,548)    (19,792,559)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                              --            (529,302)       --             (883,406)
     Preferred shareholders                                           --             (82,589)       --             (186,720)
                                                                 ------------   ------------  -------------- --------------
   Decrease in net assets from distributions to shareholders      (48,828,229)   (48,898,798)   (102,672,979)   (100,528,091)
                                                                 ------------   ------------  -------------- --------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                     --           2,110,084        --             --
Preferred shares, net proceeds from sale of shares                    --             --             --             --
                                                                 ------------   ------------  -------------- --------------
   Net increase in net assets derived from capital share
     transactions                                                     --           2,110,084        --             --
                                                                 ------------   ------------  -------------- --------------
     Net increase (decrease) in net assets                         48,101,111    (75,339,317)    124,757,216   (175,790,999)
Net assets at beginning of year                                   801,481,899    876,821,216   1,717,022,592  1,892,813,591
                                                                 ------------   ------------  -------------- --------------
Net assets at end of year                                        $849,583,010   $801,481,899  $1,841,779,808 $1,717,022,592
                                                                 ============   ============  ============== ==============
Balance of undistributed net investment income at end of year    $  1,137,948   $  2,610,058  $    3,205,372 $    6,221,583
                                                                 ============   ============  ============== ==============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                              NIF                            NPE
                                                                   Year ended      Year ended     Year ended     Year ended
                                                                    10/31/95        10/31/94       10/31/95       10/31/94
Operations
Net investment income                                             $ 22,900,239    $ 22,798,315   $ 16,224,285   $ 16,634,025
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable                                                  3,892        (252,323)    (1,944,767)      (961,639)
Net change in unrealized appreciation or depreciation
   of investments                                                   28,757,014     (42,057,479)    31,478,880    (41,716,448)
                                                                  ------------    ------------   ------------   ------------
   Net increase (decrease) in net assets from operations            51,661,145     (19,511,487)    45,758,398    (26,044,062)
                                                                  ------------    ------------   ------------   ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                           (17,899,574)    (18,348,977)   (12,707,908)   (14,311,525)
     Preferred shareholders                                         (5,531,433)     (4,738,935)    (4,215,008)    (2,876,081)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                               --              --             --             --
     Preferred shareholders                                            --              --             --             --
                                                                  ------------    ------------   ------------   ------------
   Decrease in net assets from distributions to shareholders       (23,431,007)    (23,087,912)   (16,922,916)   (17,187,606)
                                                                  ------------    ------------   ------------   ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                      --              --             --             --
Preferred shares, net proceeds from sale of shares                     --              --             --             --
                                                                  ------------    ------------   ------------   ------------
   Net increase in net assets derived from capital share
     transactions                                                      --              --             --             --
                                                                  ------------    ------------   ------------   ------------
     Net increase (decrease) in net assets                          28,230,138     (42,599,399)    28,835,482    (43,231,668)
Net assets at beginning of year                                    408,689,648     451,289,047    300,008,460    343,240,128
                                                                  ------------    ------------   ------------   ------------
Net assets at end of year                                         $436,919,786    $408,689,648   $328,843,942   $300,008,460
                                                                  ============    ============   ============   ============
Balance of undistributed net investment income at end of year     $    783,988    $  1,314,757   $    265,613   $    964,245
                                                                  ============    ============   ============   ============
See accompanying notes to financial statements.

                                                                                         NPX
                                                                      Year ended     Year ended
                                                                       10/31/95       10/31/94
Operations
Net investment income                                                $ 20,673,186   $ 20,193,798
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable                                               (12,029,555)   (10,409,736)
Net change in unrealized appreciation or depreciation
   of investments                                                      55,044,396    (55,190,281)
                                                                     ------------   ------------
   Net increase (decrease) in net assets from operations               63,688,027    (45,406,219)
                                                                     ------------   ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                              (15,419,632)   (15,997,611)
     Preferred shareholders                                            (6,051,636)    (4,047,134)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                                  --             --
     Preferred shareholders                                               --             --
                                                                     ------------   ------------
   Decrease in net assets from distributions to shareholders          (21,471,268)   (20,044,745)
                                                                     ------------   ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                         --             --
Preferred shares, net proceeds from sale of shares                        --         156,068,392
                                                                     ------------   ------------
   Net increase in net assets derived from capital share
     transactions                                                         --         156,068,392
                                                                     ------------   ------------
     Net increase (decrease) in net assets                             42,216,759     90,617,428
Net assets at beginning of year                                       385,691,600    295,074,172
                                                                     ------------   ------------
Net assets at end of year                                            $427,908,359   $385,691,600
                                                                     ============   ============
Balance of undistributed net investment income at end of year        $    398,674   $  1,196,756
                                                                     ============   ============


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At October 31, 1995, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Insured Quality Municipal Fund, Inc. (NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund, Inc. (NPE) and Nuveen Insured Premium Income Municipal Fund 2 (NPX).

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At October 31, 1995, NQI and NPX had outstanding purchase commitments of $8,300,000 and $6,450,920, respectively. There were no such purchase commitments in NIO, NIF or NPE.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the year ended October 31, 1995, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent, except for those Series which have lengthened their current dividend periods from seven days to three and five years (as indicated below).
The number of shares outstanding, by Series and in total, at October 31, 1995, for each Fund is as follows:
                                                                          NQI            NIO            NIF            NPE
Number of shares:
   Series M                                                              2,600          4,000           --             --
   Series T                                                              2,600          4,000           --            2,200
   Series W                                                              2,600*         4,000           --             --
   Series Th                                                              --            4,000          2,800          2,200
   Series Th2                                                             --            4,000*          --             --
   Series F                                                              2,600**        4,000          2,800*          --
                                                                        ------         ------          -----          -----

     Total                                                              10,400         24,000          5,600          4,400
                                                                        ======         ======          =====          =====
                                                                          NPX
Number of shares:
   Series M                                                              2,080
   Series T                                                               --
   Series W                                                              2,080
   Series Th                                                              --
   Series Th2                                                             --
   Series F                                                              2,196
     -----

     Total                                                               6,356
                                                                         =====

* Three year period  ** Five year period

Preferred share auction fees paid in connection with lengthening the dividend periods on the Series noted above have been capitalized and are being amortized over the respective dividend periods.

Insurance
The Funds invest in municipal securities which are covered by insurance guaranteeing the timely payment of principal and interest thereon or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended October 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

2. Fund Shares
There were no share transactions during the year ended October 31, 1995, in any of the Funds. There were no share transactions during the year ended October 31, 1994, in any of the Funds, except for 127,585 Common shares issued due to reinvestment of distributions from net investment income and from net realized gains from investment transactions by NQI and 6,356 Preferred shares issued by NPX.

3. Securities Transactions
Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the year ended October
31, 1995, were as follows:
                                                                          NQI            NIO            NIF            NPE
PURCHASES
Investments in municipal securities                                  $240,681,480   $273,276,215    $21,438,566   $ 86,398,533
Temporary municipal investments                                       172,200,000    275,645,000     37,500,000    137,600,000
SALES AND MATURITIES
Investments in municipal securities                                   261,116,448    285,136,573     20,494,620     85,261,457
Temporary municipal investments                                       152,300,000    287,445,000     37,200,000    138,500,000
                                                                     ============   ============    ===========   ============
                                                                          NPX
PURCHASES
Investments in municipal securities                                  $116,844,877
Temporary municipal investments                                        99,110,000
SALES AND MATURITIES
Investments in municipal securities                                   118,444,279
Temporary municipal investments                                        96,710,000
                                                                     ============

At October 31, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At October 31, 1995, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:
                                                                          NIF            NPE            NPX
Expiration year:
   2000                                                                $323,662      $   --         $   --
   2001                                                                 168,003         289,342         --
   2002                                                                 252,323         961,639      10,409,736
   2003                                                                   --          1,944,767      12,029,555
                                                                       --------      ----------     -----------
Total                                                                  $743,988      $3,195,748     $22,439,291
                                                                       ========      ==========     ===========

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On November 1, 1995, the Funds declared dividend distributions from their ordinary income which were paid December 1, 1995, to shareholders of record on
November 15, 1995, as follows:
                                                                          NQI            NIO            NIF            NPE
   Dividend per share                                                   $.0820         $.0820         $.0780         $.0670
                                                                        ======         ======         ======         ======
                                                                          NPX
   Dividend per share                                                   $.0595
                                                                        ======

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1995, were as follows:
                                                                          NQI            NIO            NIF            NPE
Gross unrealized:
   Appreciation                                                       $61,342,512   $128,393,875   $31,683,312   $11,989,342
   Depreciation                                                          (148,182)    (1,515,015)      (10,107)      (75,550)
                                                                      -----------   ------------   -----------  ------------
Net unrealized appreciation                                           $61,194,330   $126,878,860   $31,673,205   $11,913,791
                                                                      ===========   ============   ===========   ===========
                                                                          NPX
Gross unrealized:
   Appreciation                                                       $7,770,566
   Depreciation                                                       (3,136,037)
                                                                      ----------
Net unrealized appreciation                                           $4,634,529
                                                                      ==========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
(the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each
Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value Management fee
For the first $125,000,000                   .65 of 1%
For the next $125,000,000                  .6375 of 1
For the next $250,000,000                   .625 of 1
For the next $500,000,000                  .6125 of 1
For the next $1,000,000,000                   .6 of 1
For net assets over $2,000,000,000         .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/ Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At October 31, 1995, net assets consisted of:
                                                                          NQI            NIO            NIF          NPE
Preferred shares, $25,000 stated value per share,
   at liquidation value                                              $260,000,000  $  600,000,000  $140,000,000 $110,000,000
Common shares, $.01 par value per share                                   373,396         795,858       191,235      151,285
Paid-in surplus                                                       520,013,891   1,104,893,119   265,015,346  209,709,001
Balance of undistributed net investment income                          1,137,948       3,205,372       783,988      265,613
Accumulated net realized gain (loss) from investment transactions       6,863,445       6,006,599      (743,988)   (3,195,748)
Net unrealized appreciation or depreciation of investments             61,194,330     126,878,860    31,673,205   11,913,791
                                                                      -----------   -------------   -----------  -----------
   Net assets                                                        $849,583,010  $1,841,779,808  $436,919,786 $328,843,942
                                                                     ============  ==============  ============ ============
Authorized shares:
   Common                                                             200,000,000     200,000,000   200,000,000  200,000,000
   Preferred                                                            1,000,000       1,000,000     1,000,000    1,000,000
                                                                     ============  ==============  ============ ============
                                                                          NPX
Preferred shares, $25,000 stated value per share,
   at liquidation value                                              $158,900,000
Common shares, $.01 par value per share                                   206,421
Paid-in surplus                                                       286,208,026
Balance of undistributed net investment income                            398,674
Accumulated net realized gain (loss) from investment transactions     (22,439,291)
Net unrealized appreciation or depreciation of investments              4,634,529
                                                                     ------------
   Net assets                                                        $427,908,359
                                                                     ============
Authorized shares:
   Common                                                               Unlimited
   Preferred                                                            Unlimited
                                                                     ============

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At October 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NQI            NIO            NIF            NPE
Revenue Bonds:
   Housing Facilities                                                     23%            19%            10%             9%
   Health Care Facilities                                                 20             21             15             14
   Pollution Control Facilities                                            8             11             17             18
   Transportation                                                          4              3              7             12
   Electric Utilities                                                      4              3              3              5
   Water / Sewer Facilities                                                4              5              1              4
   Lease Rental Facilities                                                 2              4              3              7
   Educational Facilities                                                  2              3              1              3
   Other                                                                   6              5              4              4
General Obligation Bonds                                                   6              6              6             15
Escrowed Bonds                                                            21             20             33              9
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====
                                                                          NPX
Revenue Bonds:
   Housing Facilities                                                     14%
   Health Care Facilities                                                 10
   Pollution Control Facilities                                            9
   Transportation                                                         11
   Electric Utilities                                                      9
   Water / Sewer Facilities                                                9
   Lease Rental Facilities                                                 1
   Educational Facilities                                                  4
   Other                                                                   6
General Obligation Bonds                                                  23
Escrowed Bonds                                                             4
                                                                         ----
                                                                         100%
                                                                         ====

All of the long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                                    Operating performance                        Dividends from net
                                                                           investment income
                                                         Net
                                                realized and
                      Net asset                   unrealized
                          value          Net     gain (loss)
                      beginning   investment            from    To Common       To Preferred
                      of period       income   investmentstt shareholders      shareholderst
NQI
Year ended 10/31,
   1995                 $14.500       $1.269        $ 1.329      $(1.014)            $(.294)
   1994                  16.580        1.269         (2.038)      (1.038)             (.257)
   1993                  15.110        1.320          1.574       (1.194)             (.212)
   1992                  14.850        1.347           .244       (1.067)             (.229)
12/19/90 to
   10/31/91              14.050        1.004           .849        (.684)             (.190)
NIO
Year ended 10/31,
   1995                  14.040        1.252          1.598        (.984)             (.306)
   1994                  16.240        1.238         (2.175)      (1.001)             (.249)
   1993                  14.400        1.238          1.897       (1.039)             (.232)
   1992                  14.130        1.128           .346        (.874)             (.183)
9/19/91 to
   10/31/91              14.050         .052           .045           --                 --
NIF
Year ended 10/31,
   1995                  14.050        1.197          1.508        (.936)             (.289)
   1994                  16.280        1.192         (2.214)       (.960)             (.248)
   1993                  14.030        1.204          2.233        (.975)             (.212)
12/19/91 to
   10/31/92              14.050         .760           .100        (.600)             (.093)
NPE
Year ended 10/31,
   1995                  12.560        1.073          1.956        (.840)             (.279)
   1994                  15.420        1.100         (2.824)       (.946)             (.190)
12/17/92 to
   10/31/93              14.050         .779          1.453        (.584)             (.095)
NPX
Year ended 10/31,
   1995                  10.990        1.001          2.079        (.747)             (.293)
   1994                  14.290         .978         (3.170)       (.775)             (.196)
7/22/93 to
   10/31/93              14.050         .114           .228        (.064)                --
                                   Distributions from capital gains
                                                       Organization                       Per
                                                       and offering                    Common
                                                          costs and                     share
                                                    Preferred share    Net asset       market
                        To Common    To Preferred      underwriting    value end   value end
                     shareholders   shareholderst         discounts    of period    of period
NQI
Year ended 10/31,
   1995                   $   --          $   --            $   --       $15.790      $15.000
   1994                    (.014)          (.002)               --        14.500       13.125
   1993                    (.015)          (.003)               --        16.580       17.375
   1992                    (.027)          (.008)               --        15.110       15.250
12/19/90 to
   10/31/91                   --              --             (.179)       14.850       15.500
NIO
Year ended 10/31,
   1995                       --              --                --        15.600       14.875
   1994                    (.011)          (.002)               --        14.040       13.000
   1993                    (.019)          (.005)               --        16.240       16.125
   1992                       --              --             (.147)       14.400       14.000
9/19/91 to
   10/31/91                   --              --             (.017)       14.130       14.875
NIF
Year ended 10/31,
   1995                       --              --                --        15.530       14.500
   1994                       --              --                --        14.050       12.500
   1993                       --              --                --        16.280       15.625
12/19/91 to
   10/31/92                   --              --             (.187)       14.030       14.000
NPE
Year ended 10/31,
   1995                       --              --                --        14.470       12.750
   1994                       --              --                --        12.560       11.125
12/17/92 to
   10/31/93                   --              --             (.183)       15.420       15.000
NPX
Year ended 10/31,
   1995                       --              --                --        13.030       11.375
   1994                       --              --             (.137)       10.990        9.875
7/22/93 to
   10/31/93                   --              --             (.038)       14.290       13.875
                                                                                 Ratios/Supplemental data
                                                                                        Ratio
                            Total                                                      of net
                       Investment          Total                     Ratio of      investment
                           Return         Return      Net assets  expenses to          income   Portfolio
                        on market   on net asset  end of period   average net      to average    turnover
                          value**        value**  (in thousands)    assetsttt   net assetsttt        rate
NQI
Year ended 10/31,
   1995                    22.62%         16.43%      $  849,583         .81%           5.73%         30%
   1994                   (19.13)         (6.43)         801,482          .82           5.64          22
   1993                    22.55          18.34          876,821          .80           5.76           7
   1992                     5.32           9.36          815,993          .78           6.06           5
12/19/90 to
   10/31/91                 8.04          10.83          801,050         .77*           6.14*         33
NIO
Year ended 10/31,
   1995                    22.78          18.74        1,841,780         .79            5.59          16
   1994                   (13.60)         (7.59)       1,717,023         .79            5.44          20
   1993                    23.41          20.75        1,892,814         .81            5.36           5
   1992                     (.14)          8.21        1,745,207         .79            5.55          13
9/19/91 to
   10/31/91                 (.83)           .57        1,116,736         .77*           4.00*         --
NIF
Year ended 10/31,
   1995                    24.14          17.73          436,920         .81            5.40           5
   1994                   (14.53)         (8.06)         408,690         .81            5.30           4
   1993                    19.03          23.67          451,289         .81            5.31           9
12/19/91 to
   10/31/92                (2.77)          4.13          407,907         .81*           5.00*          3
NPE
Year ended 10/31,
   1995                    22.67          22.56          328,844         .82            5.12          28
   1994                   (20.42)        (12.88)         300,008         .82            5.14          16
12/17/92 to
   10/31/93                 4.01          14.13          343,240         .81*           4.75*         10
NPX
Year ended 10/31,
   1995                    23.46          26.20          427,908         .83            5.07          30
   1994                   (23.99)        (18.24)         385,692         .83            4.83          25
7/22/93 to
   10/31/93                (7.08)          2.16          295,074         .86*           3.16*         --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
t The amounts shown are based on Common share equivalents.
tt  Net of taxes, if applicable.
ttt Ratios do not reflect the effect of dividend payments to Preferred shareholders.

REPORT OF INDEPENDENT AUDITORS
The Board of Directors, Trustees and Shareholders
Nuveen Insured Quality Municipal Fund, Inc.
Nuveen Insured Municipal Opportunity Fund, Inc.
Nuveen Premier Insured Municipal Income Fund, Inc.
Nuveen Insured Premium Income Municipal Fund, Inc.
Nuveen Insured Premium Income Municipal Fund 2

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured Premium Income Municipal Fund, Inc. and Nuveen Insured Premium Income Municipal Fund 2 as of October 31, 1995, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured Premium Income Municipal Fund, Inc. and Nuveen Insured Premium Income Municipal Fund 2 at October 31, 1995, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

Ernst & Young LLP

Chicago, Illinois
December 15, 1995

Build your wealth automatically
Photographic image of Customer Service Rep at Nuveen.
Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to build your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.
Nuveen Exchange-traded fund Dividend Reinvestment Plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.
  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Income or capital gains taxes may be payable on dividends or distributions that are reinvested. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.
  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.
  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.
  The Fund reserves the right to amend or terminate the Plan at any time. Although, the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your investment adviser or call us toll-free at 1.800.257.8787.
Photographic image of Customer Service Rep at Nuveen.
"When it comes to financial planning, your investment adviser knows your situation best. And when we can give you the account information you need, our motto is simple: We're here to help."
Photographic image of Customer Service Rep at Nuveen.
"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Useful information
Photographic image of Customer Service Rep at Nuveen.
"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."
Nuveen Shareholder Services:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST for information on your Nuveen Fund's current account balance, yield, dividend, net asset value, closing price, and general information.

Dividend Reinvestment:
1.800.257.8787
Monday through Friday, 9 a.m. to 6 p.m., EST

Taking Stock Newsletter:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST if you're not currently getting our quarterly shareholder newsletter and would like to do so. We will be happy to add your name to our mailing list.
Photographic image of woman seated and man standing behind her representing Nuveen investors.
Many conservative investors are comfortable with Nuveen's emphasis on long term value. That's why they depend on Nuveen for the tax-free income they need to reach their goals.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
ETF4-DEC 95